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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:        10/31

Date of reporting period:     01/31/13

Item 1. Schedule of Investments.

Invesco Balanced-Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	IBRA-QTR-1 01/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–30.19%

U.S. Treasury Bills (a)	0.08%	06/27/13	$341,500,000	$341,389,103
U.S. Treasury Bills (a)(b)	0.08%	07/11/13	1,353,800,000	1,353,318,216
U.S. Treasury Bills (a)	0.10%	07/25/13	967,000,000	966,532,277
U.S. Treasury Bills (a)	0.13%	01/09/14	684,000,000	683,154,754
U.S. Treasury Bills (a)	0.14%	01/09/14	341,500,000	341,077,995
Total U.S. Treasury Securities (Cost $3,685,464,879)				3,685,472,345

		Expiration Date

Commodity-Linked Securities–1.26%

Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.04% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by 2) (c)		11/12/13	87,300,000	75,651,319
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (c)		11/20/13	83,350,000	78,051,865
Total Commodity-Linked Securities (Cost $170,650,000)				153,703,184

			Shares

Money Market Funds–63.79%

Liquid Assets Portfolio—Institutional Class (d)			1,341,505,711	1,341,505,711
Premier Portfolio—Institutional Class (d)			1,341,505,710	1,341,505,710
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland)—Institutional Class (d)			1,732,983,255	1,732,983,255
Treasury Portfolio—Institutional Class (d)			3,372,403,349	3,372,403,349
Total Money Market Funds (Cost $7,788,398,025)			7,788,398,025
TOTAL INVESTMENTS–95.24% (Cost $11,644,512,904)				11,627,573,554
OTHER ASSETS LESS LIABILITIES–4.76%				581,525,905
NET ASSETS–100.00%				$12,209,099,459

Investment Abbreviations:

EMTN	—Euro Medium Term Notes

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1F and Note 3.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $153,703,184, which represented 1.26% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying consolidated notes which are an integral part of this schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	13,750	March-2013	$1,744,757,813	$(14,818,344)
Brent Crude	2,390	March-2013	276,164,500	12,779,600
Canada 10 Year Bonds	13,670	March-2013	1,832,764,163	(21,293,974)
Dow Jones EURO STOXX 50 Index	22,700	March-2013	835,647,586	27,706,122
E-Mini S&P 500 Index	10,850	March-2013	810,115,250	41,124,824
Euro Bonds	10,040	March-2013	1,934,567,540	(28,767,790)
FTSE 100 Index	8,150	March-2013	809,161,340	47,680,435
Gas Oil	2,185	March-2013	214,730,875	6,872,820
Gasoline Reformulated Blendstock Oxygenate Blending	1,765	March-2013	224,739,921	21,638,879
Hang Seng Index	3,020	February-2013	462,925,961	2,562,628
Heating Oil	365	April-2013	47,622,645	1,974,828
Japan 10 Year Bonds	1,071	March-2013	1,689,758,364	145,415
LME Copper	3,110	May-2013	635,256,375	8,032,292
LME Primary Aluminum	4,760	April-2013	248,174,500	1,603,813
Long Gilt	10,650	March-2013	1,965,594,033	(31,797,641)
Russell 2000 Index Mini	7,150	March-2013	645,001,500	49,990,622
Silver	2,497	March-2013	391,417,235	(19,036,925)
Tokyo Stock Price Index	8,870	March-2013	909,208,944	145,335,457
U.S. Treasury 20 Year Bonds	6,510	March-2013	933,981,563	(34,198,171)
WTI Crude	785	July-2013	77,707,150	3,406,715
Total Future Contracts				$220,941,605

(a) Futures collateralized by $531,410,320 cash held with Merrill Lynch, the futures commission merchant.

See accompanying consolidated notes which are an integral part of this schedule.

Invesco Balanced-Risk Allocation Fund

Long Swap Agreements	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Bank of America Securities, LLC	1,982,000	December-2013	$419,966,376	$(4,002,649)
Receive a return equal to Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	288,700	October-2013	178,484,155	4,689,528
Receive a return equal to Barclays Gold Nearby Excess Return Index and pay the product of (i) 0.22% of the Notional value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	944,000	April-2013	371,322,777	(5,329,069)
Receive a return equal to Cargill Monthly Rebalance Commodity Excess Return Index and pay the product of (i) 0.52% of the Notional Value multiplied by (ii) days in the period divided by 365	Cargill, Inc.	160,000	December-2013	100,583,952	522,944
Receive a return equal to Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs International	220,400	November-2013	118,764,193	3,373,376
Receive a return equal to J.P. Morgan Bespoke Commodity 65 Index and pay the product of (i) 0.49% of the Notional Value multiplied by (ii) days in the period divided by 365	J.P. Morgan Securities PLC	216,900	October-2013	147,199,575	2,898,435
Receive a return equal to LIFFE Long Gilt Futures Contract multiplied by 0.01% of the Notional Value	Goldman Sachs International	635	March-2013	117,197,391	(93,929)
Total Swap Agreements					$2,058,636

See accompanying consolidated notes which are an integral part of this schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

Invesco Balanced-Risk Allocation Fund

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco Balanced-Risk Allocation Fund

F.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Allocation Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$7,788,398,025	$--	$--	$7,788,398,025
U.S. Treasury Securities	--	3,685,472,345	--	3,685,472,345
Commodity-Linked Securities	--	153,703,184	--	153,703,184
	$7,788,398,025	$3,839,175,529	$--	$11,627,573,554
Futures*	220,941,605	--	--	220,941,605
Swap Agreements*	--	2,152,565	--	2,152,565
Swap on Futures*	(93,929)	--	--	(93,929)
Total Investments	$8,009,245,701	$3,841,328,094	$--	$11,850,573,795

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts (a)	$ 56,308,947	$ (19,036,925)
Swap agreements	11,484,283	(9,331,718)
Interest rate risk
Futures contracts (a)	145,415	(130,875,920)
Swap agreements (a)	--	(93,929)
Market risk
Futures contracts (a)	314,400,088	--

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.

Invesco Balanced-Risk Allocation Fund

Effect of Derivative Instruments for the three months ended January 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$71,129,447	$(63,994,118)
Interest rate risk	(8,760,731)	1,664,902
Market risk	143,733,372	--
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$23,959,798	$16,717,122
Interest rate risk	(125,407,128)	(93,929)
Market risk	343,803,421	--
Total	$448,458,179	$45,706,023
*	The average notional value of futures and swap agreements outstanding during the period was $15,001,562,463 and $1,411,351,052, respectively.

NOTE 4 -- Investment Securities

There were no purchases and sales of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) by the Fund during the three months ended January 31, 2013. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$31,707
Aggregate unrealized (depreciation) of investment securities	(18,054,462)
Net unrealized appreciation (depreciation) of investment securities	$(18,022,755)
Cost of investments for tax purposes is $11,645,596,309.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity

Strategy Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	BRCS-QTR-1 01/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–59.38%

U.S. Treasury Bills (a)(b)	0.10%	06/20/13	$27,720,000	$27,711,430
U.S. Treasury Bills (a)	0.08%	06/27/13	19,700,000	19,693,603
U.S. Treasury Bills (a)(b)	0.08%	07/11/13	300,500,000	300,393,060
U.S. Treasury Bills (a)	0.09%	07/25/13	12,000,000	11,994,196
U.S. Treasury Bills (a)	0.10%	07/25/13	42,000,000	41,979,685
U.S. Treasury Bills (a)	0.13%	01/09/14	37,200,000	37,154,030
U.S. Treasury Bills (a)	0.14%	01/09/14	19,700,000	19,675,656
Total U.S. Treasury Securities (Cost $458,599,710)				458,601,660

			Shares

Exchange Traded Funds–3.87%
PowerShares DB Gold Fund (Cost $29,897,020) (c)			525,000	29,909,250

		Expiration Date	Principal Amount

Commodity-Linked Securities–3.74%

Barclays Bank PLC,
Series 3, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (d)		07/29/13	$9,833,000	13,777,694
Series 4, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (United Kingdom) (d)		07/29/13	4,550,000	6,564,663
Series 5, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (d)		07/29/13	5,350,000	8,556,728
Total Commodity-Linked Securities (Cost $19,733,000)				28,899,085

			Shares

Money Market Funds–28.61%
Liquid Assets Portfolio—Institutional Class (e)			82,234,568	82,234,568
Premier Portfolio—Institutional Class (e)			82,234,568	82,234,568
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (e)			56,536,799	56,536,799
Total Money Market Funds (Cost $221,005,935)				221,005,935
TOTAL INVESTMENTS–95.60% (Cost $729,235,665)				738,415,930
OTHER ASSETS LESS LIABILITIES–4.40%				33,967,797
NET ASSETS–100.00%				$772,383,727

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral to cover swap agreements. See Note 1F and Note 3.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2013 represented 3.87% of the Fund’s Net Assets. See Note 4.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $28,899,085, which represented 3.74% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End(a)
Futures Contracts		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Corn		64	March–2013	$2,369,600	$(10,605)
European Gasoil (ICE)		321	March–2013	31,546,275	991,510
NYH RBOB Gasoline (Globex)		256	March–2013	32,596,838	3,149,009
Soybean		905	March–2013	66,449,625	(335,715)
Subtotal				$132,962,338	$3,794,199
Short Contracts
Coffee C		132	March–2013	$(7,274,025)	$552,687
Soybean Oil		34	March–2013	(1,078,344)	(69,877)
Subtotal				$(8,352,369)	$482,810
Total Futures Contracts					$4,277,009
(a) Futures collateralized by $18,715,000 cash held with Goldman Sachs & Co., the futures commission merchant.
Swap Agreements	Counterparty		Termination Date
Long Agreements
Receive a return equal to the Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	77,300	November–2013	$63,916,710	$2,735,486
Receive a return equal to the S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	94,300	April–2013	35,535,945	(303,126)
Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	9,500	April–2013	5,094,058	218,873
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	73,600	April–2013	45,899,558	2,381,608
Receive a return equal to the Barclays Heating Oil Roll Yield Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	18,800	April–2013	8,630,064	343,157
Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	267,200	November–2013	36,160,095	(293,572)
Receive a return equal to the Barclays Capital Copper 3 Month Deferred Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	88,220	April–2013	62,011,020	1,324,024
Receive a return equal to the Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	44,250	April–2013	20,415,826	86,743
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	624,700	November–2013	132,367,807	(1,261,581)
Receive a return equal to the Dow Jones-UBS Silver Sub-IndexSM and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Bank PLC	223,600	June–2013	77,240,652	(436,064)
Receive a return equal to the Merrill Lynch Commodity index eXtra Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	428,300	May–2013	59,347,689	(401,574)
Receive a return equal to the Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch International	87,940	November–2013	69,530,086	2,019,481
Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	12,300	April–2013	7,120,697	298,198
Receive a return equal to the S&P GSCI Heating Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	173,600	April–2013	84,273,267	3,117,717
Subtotal				$707,543,474	$9,829,370

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Commodity Strategy Fund

					Unrealized
	Counterparty	Number of Contracts	Termination Date	Notional Value	Appreciation (Depreciation)
Short Agreements
Pay a floating rate equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	1,830	August–2013	$2,410,885	$(115,805)
Pay a floating rate equal to the S&P GSCI Gasoil 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	71,920	December–2013	69,678,260	(4,215,441)
Pay a floating rate equal to the S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	10,500	April–2013	14,754,484	(1,215,438)
Pay a floating rate equal to the S&P GSCI Natural Gas 1 Month Forward Index Excess Return and receive the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs International	290,000	February–2014	2,483,814	(2,414)
Subtotal				$89,327,443	$(5,549,098)
Total Swap Agreements					$4,280,272

See accompanying notes which are an integral part of this schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Statement of Operations.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – (continued)

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Invesco Balanced-Risk Commodity Strategy Fund

F.	Swap Agreements – (continued)

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

G.	Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 2 — Additional Valuation Information – (continued)

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$28,899,085	$—	$28,899,085
Exchange Traded Funds	29,909,250	—	—	29,909,250
U.S. Treasury Securities	—	458,601,660	—	458,601,660
Money Market Funds	221,005,935	—	—	221,005,935
	250,915,185	487,500,745	—	738,415,930
Futures*	4,277,009	—	—	4,277,009
Swap Agreements*	—	4,280,272	—	4,280,272
Total Investments	$255,192,194	$491,781,017	$—	$746,973,211

  * Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2013:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Commodity Risk
Futures Contracts (a)	$4,693,206	$(416,197)
Swap Agreements (a)	12,525,287	(8,245,015)

  (a) Includes cumulative appreciation (depreciation) of futures and swap agreements.

Effect of Derivative Instruments for the three months ended January 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures*	Swap Agreements*
Realized Gain (Loss)
Commodity Risk	$(1,598,039)	$(19,839,058)
Change in Unrealized Appreciation
Commodity Risk	4,195,979	16,281,593
Total	$2,597,940	$(3,557,465)

  * The average notional value of futures and swap agreements outstanding during the period was $144,776,348 and $748,973,558, respectively.

Invesco Balanced-Risk Commodity Strategy Fund

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 01/31/13	Dividend Income
PowerShares DB Gold Fund	$25,975,630	$4,964,354	$ —	$(1,030,734)	$ —	$29,909,250	$ —

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $4,964,354 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,952,593
Aggregate unrealized (depreciation) of investment securities	(1,426)
Net unrealized appreciation of investment securities	$8,951,167
Cost of investments for tax purposes is $729,464,763.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco China Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	CHI-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.94%(b)

Agricultural Products–0.59%

China Agri-Industries Holdings Ltd.	1,352,000	$824,582

Airlines–1.12%

Air China Ltd. -Class H	1,832,000	1,568,517

Apparel Retail–1.09%

Belle International Holdings Ltd.	682,000	1,516,064

Automobile Manufacturers–2.46%

Brilliance China Automotive Holdings Ltd. (c)	538,000	722,846
Chongqing Changan Automobile Co., Ltd. -Class B	1,375,975	1,353,726
Geely Automobile Holdings Ltd.	2,590,000	1,352,542
		3,429,114

Automotive Retail–1.38%

Baoxin Auto Group Ltd. (c)	1,857,000	1,927,541

Casinos & Gaming–2.08%

Melco Crown Entertainment, Ltd. -ADR (c)	71,262	1,493,651
Sands China Ltd. (Macau)	280,000	1,411,662
		2,905,313

Coal & Consumable Fuels–2.93%

China Shenhua Energy Co. Ltd. -Class H	951,500	4,091,668

Commodity Chemicals–1.00%

Lee & Man Chemical Co. Ltd. (Hong Kong)	2,188,000	1,396,524

Computer Hardware–2.59%

Lenovo Group Ltd.	3,476,000	3,617,005

Construction & Farm Machinery & Heavy Trucks–0.73%

CSR Corp. Ltd. -Class H	1,233,000	1,015,921

Construction Materials–5.19%

Anhui Conch Cement Co. Ltd. -Class H	779,000	3,058,585
China National Building Material Co. Ltd. -Class H	2,122,000	3,387,364
China Resources Cement Holdings Ltd. (Hong Kong)	1,242,000	795,928
		7,241,877

Distillers & Vintners–0.19%

JLF Investment Co. Ltd. (Hong Kong)(c)	5,736,000	260,036

Diversified Banks–21.12%

Agricultural Bank of China Ltd. -Class H	1,539,000	838,472
Bank of China Ltd. -Class H	14,850,600	7,322,800
China Construction Bank Corp. -Class H	12,660,290	10,936,030
China Merchants Bank Co., Ltd. -Class H	649,500	1,556,040
Industrial & Commercial Bank of China Ltd. -Class H	11,696,940	8,808,073
		29,461,415

	Shares	Value

Diversified Metals & Mining–0.91%

Jiangxi Copper Co. Ltd. -Class H	468,000	$1,270,263

Diversified Real Estate Activities–0.48%

Shenzhen Investment Ltd.	1,450,000	667,470

Electrical Components & Equipment–0.76%

Zhuzhou CSR Times Electric Co., Ltd. -Class H	329,000	1,054,188

Electronic Manufacturing Services–0.79%

Foxconn International Holdings Ltd. (c)	2,695,000	1,105,049

Heavy Electrical Equipment–1.10%

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)(c)	1,425,000	569,603
Harbin Electric Co. Ltd. -Class H	1,062,000	961,297
		1,530,900

Home Furnishings–0.87%

Man Wah Holdings Ltd.	1,318,000	1,213,415

Household Appliances–2.97%

Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,212,000	2,019,114
Techtronic Industries Co. Ltd. (Hong Kong)	1,049,500	2,124,604
		4,143,718

Industrial Conglomerates–2.00%

Beijing Enterprises Holdings Ltd.	208,000	1,497,898
Shun Tak Holdings Ltd. (Hong Kong)	2,380,000	1,298,115
		2,796,013

Industrial Machinery–0.89%

Zhengzhou Coal Mining Machinery Group Co., Ltd. -Class H (c)	905,800	1,245,046

Integrated Oil & Gas–4.62%

China Petroleum & Chemical Corp. (Sinopec) -Class H	3,460,000	4,198,185
PetroChina Co. Ltd. -Class H	1,576,000	2,240,508
		6,438,693

Integrated Telecommunication Services–0.69%

China Telecom Corp. Ltd. -Class H	1,776,000	966,387

Internet Software & Services–4.91%

Tencent Holdings Ltd.	195,800	6,852,015

Investment Banking & Brokerage–2.51%

Haitong Securities Co., Ltd. -Class H (c)	2,046,400	3,493,609

Life & Health Insurance–6.68%

China Life Insurance Co., Ltd. -Class H	1,348,000	4,507,437
New China Life Insurance Co. Ltd. -Class H	180,600	706,761

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

	Shares	Value

Life & Health Insurance–(continued)

Ping An Insurance (Group) Co. of China Ltd. -Class H	457,000	$4,104,523
		9,318,721

Marine–1.42%

China Shipping Container Lines Co. Ltd. -Class H (c)	6,447,000	1,978,474

Marine Ports & Services–1.53%

COSCO Pacific Ltd.	1,316,000	2,134,678

Multi-Line Insurance–0.89%

China Pacific Insurance Group Co., Ltd. -Class H	318,200	1,245,575

Oil & Gas Exploration & Production–3.55%

CNOOC Ltd.	1,743,000	3,584,286
Kunlun Energy Co. Ltd.	658,000	1,367,687
		4,951,973

Packaged Foods & Meats–2.29%

China Mengniu Dairy Co. Ltd.	456,000	1,331,769
Yashili International Holdings Ltd.	5,383,000	1,860,180
		3,191,949

Paper Products–4.46%

Lee & Man Paper Manufacturing Ltd.	2,659,000	1,793,147
Nine Dragons Paper Holdings Ltd.	5,043,000	4,421,745
		6,214,892

Pharmaceuticals–1.21%

Sino Biopharmaceutical Ltd.	3,396,000	1,685,870

Real Estate Development–10.44%

China Vanke Co., Ltd. -Class B	853,700	1,861,421
Evergrande Real Estate Group Ltd.	5,142,000	2,718,390
Greentown China Holdings Ltd.	615,500	1,266,650
Shimao Property Holdings Ltd. (Hong Kong)	2,443,500	5,400,314
Sino-Ocean Land Holdings Ltd.	4,149,000	3,311,539
		14,558,314

Semiconductor Equipment–0.50%

GCL-Poly Energy Holdings Ltd.	2,563,000	700,616
Total Common Stocks & Other Equity Interests (Cost $107,325,402)		138,013,405

Money Market Funds–2.83%

Liquid Assets Portfolio –Institutional Class (d)	1,974,575	1,974,575
Premier Portfolio –Institutional Class (d)	1,974,576	1,974,576
Total Money Market Funds (Cost $3,949,151)		3,949,151
TOTAL INVESTMENTS–101.77% (Cost $111,274,553)		141,962,556
OTHER ASSETS LESS LIABILITIES–(1.77)%		(2,465,627)
NET ASSETS–100.00%		$139,496,929

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco China Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco China Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco China Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $22,766,267 and from Level 2 to Level 1 of $46,760,587, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$15,135,165	$--	$--	$15,135,165
Consumer Staples	4,276,567	--	--	4,276,567
Energy	9,657,540	5,824,794	--	15,482,334
Financials	29,790,267	28,954,837	--	58,745,104
Health Care	1,685,870	--	--	1,685,870
Industrials	13,323,737	--	--	13,323,737
Information Technology	12,274,685	--	--	12,274,685
Materials	16,123,556	--	--	16,123,556
Telecommunication Services	966,387	--	--	966,387
Money Market Funds	3,949,151	--	--	3,949,151
Total Investments	$107,182,925	$34,779,631	$--	$141,962,556

Invesco China Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $36,337,008 and $33,655,522, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,920,058
Aggregate unrealized (depreciation) of investment securities	(1,101,422)
Net unrealized appreciation of investment securities	$27,818,636
Cost of investments for tax purposes is $114,143,920.

Invesco China Fund

Invesco Developing Markets Fund
Quarterly Schedule of Portfolio Holdings January 31, 2013

invesco.com/us DVM-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.83%

Argentina–1.25%

Arcos Dorados Holdings, Inc. -Class A	3,033,097	$41,674,753

Brazil–14.98%

Banco Bradesco S.A. -ADR	7,343,072	134,965,663
BR Malls Participacoes S.A.	2,449,400	31,707,523
CETIP S.A. - Mercados Organizados	2,514,300	31,626,018
Cielo S.A.	1,799,256	50,883,303
Cielo S.A. (a)	288,000	8,144,695
Diagnosticos da America S.A.	7,635,300	54,250,311
Duratex S.A.	8,147,040	56,618,144
MRV Engenharia e Participacoes S.A.	7,483,700	42,839,157
Petroleo Brasileiro S.A. -ADR	1,759,231	31,824,489
Totvs S.A.	965,200	21,019,696
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	616,530	13,141,701
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	246,510	5,254,506
Wilson Sons Ltd. -BDR	434,100	6,973,065
Wilson Sons Ltd. -BDR(a)	528,500	8,489,438
		497,737,709

Canada–0.36%

Niko Resources Ltd.	1,138,890	11,887,942

China–14.57%

Baidu, Inc. -ADR(b)	570,914	61,829,986
Belle International Holdings Ltd.	17,084,000	37,977,172
China Mobile Ltd.	5,602,000	61,283,514
CNOOC Ltd.	20,374,000	41,896,867
Golden Eagle Retail Group Ltd.	7,561,000	16,281,391
Industrial & Commercial Bank of China Ltd. -Class H	164,848,000	124,134,451
Lee & Man Paper Manufacturing Ltd.	74,672,000	50,356,469
NetEase, Inc. -ADR	664,948	30,866,886
Stella International Holdings Ltd.	11,189,000	32,173,028
Want Want China Holdings Ltd.	11,449,000	15,205,495
Zhongsheng Group Holdings Ltd.	8,094,000	12,106,455
		484,111,714

Czech Republic–0.66%

CEZ A.S.	673,574	21,816,494

Egypt–0.39%

Centamin PLC (b)	5,153,882	4,547,695
Egyptian Financial Group - Hermes Holding (b)	5,097,492	8,305,146
		12,852,841

Hong Kong–0.96%

Galaxy Entertainment Group Ltd. (b)	7,110,000	32,041,481

	Shares	Value

Indonesia–5.84%

PT Bank Central Asia Tbk	24,954,000	$24,713,269
PT Indocement Tunggal Prakarsa Tbk	8,427,000	18,810,268
PT Perusahaan Gas Negara Persero Tbk	121,299,500	58,197,369
PT Telekomunikasi Indonesia Persero Tbk	92,419,500	92,138,150
		193,859,056

Israel–1.91%

Israel Chemicals Ltd.	3,054,597	40,468,819
Teva Pharmaceutical Industries Ltd. -ADR	606,015	23,022,510
		63,491,329

Luxembourg–0.36%

Millicom International Cellular S.A. -SDR	130,216	11,987,765

Malaysia–2.37%

Parkson Holdings Berhad	14,187,308	22,062,040
Public Bank Berhad	11,351,900	56,722,952
		78,784,992

Mexico–9.12%

America Movil S.A.B. de C.V., Series L -ADR	2,239,649	56,349,569
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	799,183	86,223,854
Grupo Televisa S.A.B. -ADR	3,448,737	96,599,123
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	22,651,770	63,836,159
		303,008,705

Nigeria–1.52%

Zenith Bank PLC	387,351,256	50,523,005

Peru–2.64%

Credicorp Ltd.	558,820	87,583,859

Philippines–5.90%

Ayala Corp.	3,338,582	46,696,158
Energy Development Corp.	241,801,150	42,515,141
Energy Development Corp. (a)	4,528,750	796,276
Philippine Long Distance Telephone Co.	1,146,485	78,622,872
SM Investments Corp.	1,165,128	27,276,573
		195,907,020

Russia–4.28%

Gazprom OAO -ADR	2,885,855	27,227,326
Mobile TeleSystems -ADR	900,733	17,708,411
Sberbank of Russia	19,647,559	71,222,401
TNK-BP Holding	11,683,140	25,853,854
		142,011,992

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

	Shares	Value

South Africa–3.30%

AngloGold Ashanti Ltd. -ADR	741,641	$20,780,781
Naspers Ltd. -Class N	1,095,787	70,807,987
Sasol Ltd.	418,828	18,130,347
		109,719,115

South Korea–2.91%

Hyundai Department Store Co., Ltd.	251,381	37,160,108
NHN Corp.	269,477	59,549,610
		96,709,718

Sweden–0.80%

Investment AB Kinnevik -Class B	1,156,000	26,672,835

Taiwan–2.20%

Taiwan Semiconductor Manufacturing Co. Ltd.	21,320,000	73,124,143

Tanzania–1.01%

African Barrick Gold Ltd.	5,940,197	33,520,460

Thailand–4.35%

Kasikornbank PCL	13,619,100	91,334,475
Siam Commercial Bank PCL	8,852,600	53,085,943
		144,420,418

Turkey–4.47%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,621,889	24,254,097
Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	11,687,819
Haci Omer Sabanci Holding A.S.	14,913,764	86,071,931
Tupras-Turkiye Petrol Rafinerileri A.S.	962,408	26,540,506
		148,554,353

United Arab Emirates–0.68%

Dragon Oil PLC	2,489,202	22,423,926
Total Common Stocks & Other Equity Interests (Cost $2,194,128,782)		2,884,425,625

Money Market Funds–13.23%

Liquid Assets Portfolio –Institutional Class (c)	219,633,200	219,633,200
Premier Portfolio –Institutional Class (c)	219,633,199	219,633,199
Total Money Market Funds (Cost $439,266,399)		439,266,399
TOTAL INVESTMENTS–100.06% (Cost $2,633,395,181)		3,323,692,024
OTHER ASSETS LESS LIABILITIES–(0.06)%		(1,895,110)
NET ASSETS–100.00%		$3,321,796,914

Investment Abbreviations:

ADR	—American Depositary Receipt

BDR	—British Deposit Receipt

SDR	—Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $22,684,915, which represented 0.68% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                         Invesco Developing Markets Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

                                         Invesco Developing Markets Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $402,072,049 and from Level 2 to Level 1 of $280,963,889, due to foreign fair value adjustments.

                                         Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Argentina	$41,674,753	$—	$—	$41,674,753
Brazil	497,737,709	—	—	497,737,709
Canada	11,887,942	—	—	11,887,942
China	380,931,333	103,180,381	—	484,111,714
Czech Republic	21,816,494	—	—	21,816,494
Egypt	12,852,841	—	—	12,852,841
Hong Kong	32,041,481	—	—	32,041,481
Indonesia	101,720,906	92,138,150	—	193,859,056
Israel	63,491,329	—	—	63,491,329
Luxemburg	—	11,987,765	—	11,987,765
Malaysia	78,784,992	—	—	78,784,992
Mexico	303,008,705	—	—	303,008,705
Nigeria	50,523,005	—	—	50,523,005
Peru	87,583,859	—	—	87,583,859
Philippines	70,587,990	125,319,030	—	195,907,020
Russia	88,930,812	53,081,180	—	142,011,992
South Africa	38,911,128	70,807,987	—	109,719,115
South Korea	—	96,709,718	—	96,709,718
Sweden	—	26,672,835	—	26,672,835
Taiwan	—	73,124,143	—	73,124,143
Tanzania	33,520,460	—	—	33,520,460
Thailand	—	144,420,418	—	144,420,418
Turkey	148,554,353	—	—	148,554,353
United Arab Emirates	22,423,926	—	—	22,423,926
United States	439,266,399	—	—	439,266,399
Total Investments	$2,526,250,417	$797,441,607	$—	$3,323,692,024

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $96,366,821and $47,525,271, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$787,450,084
Aggregate unrealized (depreciation) of investment securities	(105,135,416)
Net unrealized appreciation of investment securities	$682,314,668
Cost of investments for tax purposes is $2,641,377,356

                                         Invesco Developing Markets Fund

Invesco Emerging Market Local Currency

Debt Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	EMLCD-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–99.86%(a)

Brazil–10.30%

Banco Safra S.A.,
Sr. Unsec. Notes,
10.25%, 08/08/16(b)	BRL	1,400,000	$750,439
Brazil Notas do Tesouro Nacional,
Series F,
Notes,
10.00%, 01/01/21	BRL	3,700,000	1,936,836
Series F,
Sr. Notes,
10.00%, 01/01/17	BRL	1,100,000	580,140
Brazilian Government International Bond,
Sr. Unsec. Global Bonds,
12.50%, 01/05/16	BRL	1,600,000	978,157
12.50%, 01/05/22	BRL	1,000,000	719,307
Itau Unibanco Holding S.A.,
Sr. Unsec. Notes,
10.50%, 11/23/15(b)	BRL	2,050,000	1,122,019
			6,086,898

China–1.62%

Sinochem Offshore Capital Co. Ltd.,
Sr. Unsec. Gtd. Euro Notes,
1.80%, 01/18/14	CNY	6,000,000	954,828

Colombia–1.34%

Empresa de Telecomunicaciones de Bogota,
Sr. Unsec. Notes,
7.00%, 01/17/23(b)	COP	230,000,000	135,391
Empresas Publicas de Medellin,
Sr. Unsec. Bonds,
8.38%, 02/01/21(b)	COP	1,000,000,000	659,351
			794,742

Costa Rica–1.60%

Republic of Costa Rica,
Unsec. Bonds,
9.43%, 06/29/22(b)	CRC	200,000,000	423,968
11.04%, 09/27/17(b)	CRC	237,500,000	518,758
			942,726

Germany–0.91%

KFW, Tranche 1,
Sr. Unsec. Gtd. Medium-Term Euro Notes,
14.50%, 01/26/17	TRY	720,000	538,802

Hungary–5.29%

Hungary Government Bond,
Series 15/C,
Unsec. Bonds,
7.75%, 08/24/15	HUF	160,000,000	784,160
Series 17/B,
Bonds,
6.75%, 02/24/17	HUF	348,500,000	1,679,860

		Principal Amount	Value

Hungary–(continued)

Series 20/A,
Bonds,
7.50%, 11/12/20	HUF	130,000,000	$660,082
			3,124,102

Luxembourg–2.62%

Bank of New York Mellon Luxembourg S.A.,
Sec. Medium-Term Euro Notes,
10.70%, 06/05/18(b)	NGN	150,000,000	942,737
Sec. Notes,
24.00%, 05/28/15(b)	GHS	1,000,000	608,206
			1,550,943

Malaysia–9.95%

Malaysia Government Bond,
Series 0110,
Sr. Unsec. Bonds,
3.84%, 08/12/15	MYR	3,925,000	1,286,122
Series 0111,
Unsec. Bonds,
4.16%, 07/15/21	MYR	7,081,000	2,379,050
Series 0902,
Sr. Unsec. Bonds,
4.38%, 11/29/19	MYR	6,500,000	2,212,731
			5,877,903

Mexico–7.73%

America Movil S.A.B. de C.V.,
Series 12,
Sr. Unsec. Euro Notes
6.45%, 12/05/22	MXN	20,000,000	1,662,609
Mexican Bonos,
Series M20,
Bonds,
7.50%, 06/03/27	MXN	5,400,000	506,839
10.00%, 12/05/24	MXN	21,350,000	2,396,102
			4,565,550

Peru–3.77%

Peruvian Government International Bond,
Sr. Unsec. Notes,
6.95%, 08/12/31(b)	PEN	1,800,000	883,681
8.20%, 08/12/26(b)	PEN	2,460,000	1,343,950
			2,227,631

Philippines–1.41%

Philippine Government International Bond,
Sr. Unsec. Global Bonds,
3.90%, 11/26/22	PHP	10,000,000	265,223
Sr. Unsec. Global Notes,
4.95%, 01/15/21	PHP	20,000,000	568,153
			833,376

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

Poland–8.84%

Poland Government Bond,
Series 1020,
Bonds,
5.25%, 10/25/20	PLN	1,600,000	$573,449
Series 1021,
Bonds,
5.75%, 10/25/21	PLN	1,015,000	375,876
Series DS1015,
Bonds,
6.25%, 10/24/15	PLN	5,385,000	1,872,939
Series DS1017,
Bonds,
5.25%, 10/25/17	PLN	6,855,000	2,397,460
			5,219,724

Russia–12.83%

AHML Finance Ltd.,
Unsec. Notes,
7.75%, 02/13/18(b)	RUB	45,000,000	1,499,720
RusHydro JSC via RusHydro Finance Ltd.,
Sr. Unsec. Medium-Term Euro Loan Participation Notes,
7.88%, 10/28/15	RUB	47,000,000	1,560,500
Russia Foreign Bond,
REGS, Sr. Unsec. Euro Bonds,
7.85%, 03/10/18(b)	RUB	55,000,000	1,997,502
Russian Agricultural Bank OJSC Via RSHB Capital S.A,
Sr. Unsec. Euro Loan Participation Notes,
7.50%, 03/25/13	RUB	30,600,000	1,019,810
Sr. Unsec. Medium-Term Euro Loan Participation Notes,
8.70%, 03/17/16	RUB	13,200,000	451,796
Russian Railways via RZD Capital PLC,
REGS, Sr. Unsec. Euro Loan Participation Notes,
8.30%, 04/02/19(b)	RUB	30,000,000	1,049,804
			7,579,132

South Africa–3.54%

South Africa Government Bond,
Series 2023,
Unsec. Bonds,
7.75%, 02/28/23	ZAR	9,970,000	1,187,460
Series R208,
Bonds,
6.75%, 03/31/21	ZAR	7,975,000	906,176
			2,093,636

South Korea–0.26%

Export-Import Bank of Korea,
Sr. Unsec. Notes,
8.30%, 03/15/14(b)	IDR	1,450,000,000	151,825

Supranational–8.11%

Asian Development Bank,
Series 421-00-2,
Sr. Unsec. Global Medium-Term Euro Notes,
9.00%, 06/27/13	ZAR	8,950,000	1,013,259
European Bank for Reconstruction & Development,
Sr. Unsec. Medium-Term Euro Notes
0.00%, 12/31/18(c)	ZAR	5,600,000	442,125

		Principal Amount		Value

Supranational–(continued)

European Investment Bank,
Series 1629/08,
Sr. Unsec. Medium-Term Euro Notes,
9.63%, 04/01/15	TRY	2,060,000		$1,276,300
Inter-American Development Bank,
Series 382,
Medium-Term Euro Notes,
7.05%, 01/23/14	BRL	1,200,000		611,798
International Bank for Reconstruction & Development,
Series GDIF,
Sr. Unsec. Medium-Term Euro Notes,
10.00%, 03/02/17	TRY	1,400,000		936,175
Series GDIF,
Unsec. Unsub. Medium-Term Euro Notes,
7.68%, 08/10/16	ZAR	4,250,000		510,458
				4,790,115

Thailand–3.59%

Thailand Government Bond,
Sr. Unsec. Bonds,
3.65%, 12/17/21	THB	55,800,000		1,885,328
3.88%, 06/13/19	THB	6,875,000		237,339
				2,122,667

Turkey–5.82%

Akbank TAS,
Sr. Unsec. Notes,
7.50%, 02/05/18(b)	TRY	1,580,000		908,498
Turkey Government Bond,
Bonds,
10.50%, 01/15/20	TRY	340,000		235,566
11.00%, 08/06/14	TRY	1,290,000		790,342
Unsec. Bonds,
9.50%, 01/12/22	TRY	1,040,000		702,992
Series CPI,
Bonds,
3.00%, 02/23/22	TRY	380,277	(d)	255,147
4.00%, 04/01/20	TRY	788,163	(d)	545,176
				3,437,721

United Kingdom–4.26%

Barclays Bank PLC,
Series FR52,
Sr. Unsec. Medium-Term Euro Notes,
10.50%, 08/19/30	IDR	13,200,000,000		1,937,192
Standard Chartered Bank,
Sr. Unsec. Notes,
8.15%, 06/14/22(b)	INR	30,000,000		577,110
				2,514,302

United States–6.07%

JPMorgan Chase Bank N.A.,
Unsec. Medium-Term Euro Notes,
7.00%, 05/18/27(b)	IDR	13,000,000,000		1,441,471
8.25%, 06/17/32(b)	IDR	4,000,000,000		487,357

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

		Principal Amount	Value

United States–(continued)

Morgan Stanley
Series G,
Sr. Unsec. Medium-Term Euro Notes,
8.44%, 12/28/15	MXN	20,000,000	$1,659,045
			3,587,873
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $57,195,978)			58,994,496

U.S. Dollar Denominated Bonds and Notes–2.24%

Hungary–0.88%

Hungary Government International Bond,
Sr. Unsec. Global Notes,
4.75%, 02/03/15		$290,000	298,700
6.25%, 01/29/20		200,000	220,500
			519,200

Venezuela–1.36%

Petroleos de Venezuela S.A., REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)		200,000	196,500
Venezuela Government International Bond, Sr. Unsec. Global Bonds., 9.25%, 09/15/27		600,000	609,000
			805,500
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,167,009)			1,324,700

		Shares

Money Market Funds–0.62%

Liquid Assets Portfolio – Institutional Class (e)		182,453	182,453
Premier Portfolio –Institutional Class (e)		182,453	182,453
Total Money Market Funds (Cost $364,906)			364,906
TOTAL INVESTMENTS–102.72% (Cost $58,727,893)			60,684,102
OTHER ASSETS LESS LIABILITIES–(2.72)%			(1,609,088)
NET ASSETS–100.00%			$59,075,014

Investment Abbreviations:

BRL	—Brazilian Real

CNY	—Chinese Yuen

COP	—Colombian Peso

CRC	—Costa Rican Colon

GHS	—Ghanaian Cedi

Gtd.	—Guaranteed

HUF	—Hungary Forint

IDR	—Indonesian Rupiah

INR	—Indian Rupee

MXN	—Mexican Peso

MYR	—Malaysian Ringgit

NGN	—Nigerian Naira

PEN	—Peru Nuevo Sol

PHP	—Philippines Peso

PLN	—Poland Zloty

REGS	—Regulation S

RUB	—Russian Rouble

Sec.	—Secured

Sr.	—Senior

THB	—Thailand Baht

TRY	—New Turkish Lire

Unsec.	—Unsecured

Unsub.	—Unsubordinated

ZAR	—South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $15,698,287, which represented 26.57% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.

(d)	Principal amount of security and interest payments are adjusted for inflation.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Market Local Currency Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Emerging Market Local Currency Debt Fund

A.	Security Valuations–(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Emerging Market Local Currency Debt Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$--	$3,587,873	$--	$3,587,873
Money Market Funds	364,906	--	--	364,906
Foreign Debt Securities	--	21,075,127	--	21,075,127
Foreign Government Debt Securities	--	35,656,196	--	35,656,196
	$364,906	$60,319,196	$--	$60,684,102

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $14,096,004 and $2,511,820, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,389,573
Aggregate unrealized (depreciation) of investment securities	(1,433,364)
Net unrealized appreciation of investment securities	$1,956,209
Cost of investments is the same for tax and financial reporting purposes.

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	EME-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.32%

Brazil–11.13%

Banco do Brasil S.A.	28,500	$349,184
Companhia Paranaense de Energia - Copel -Class B -Preference Shares	24,500	401,054
PDG Realty S.A. Empreendimentos e Participacoes	97,200	154,231
Petroleo Brasileiro S.A. -ADR	29,810	544,927
Telefonica Brasil S.A. -Preference Shares	16,300	411,613
Vale S.A. -ADR	27,027	545,135
		2,406,144

China–16.02%

China Agri-Industries Holdings Ltd.	511,000	311,658
China Communications Construction Co. Ltd. -Class H	438,000	444,472
China Construction Bank Corp. -Class H	705,000	608,983
China Minsheng Banking Corp., Ltd. -Class H	275,000	395,015
China Mobile Ltd.	79,000	864,227
CNOOC Ltd.	283,000	581,958
KWG Property Holding Ltd.	339,000	257,023
		3,463,336

Hong Kong–1.16%

First Pacific Co. Ltd.	194,000	249,648

India–8.93%

PowerShares India Portfolio -ETF(a)	19,931	390,648
Tata Motors Ltd. -ADR	20,900	577,467
WisdomTree India Earnings Fund -ETF(b)	47,600	961,520
		1,929,635

Indonesia–2.50%

PT Bank Rakyat Indonesia (Persero) Tbk	136,500	111,368
PT Telekomunikasi Indonesia Persero Tbk	226,000	225,312
PT United Tractors Tbk	100,000	202,999
		539,679

Mexico–2.53%

America Movil S.A.B. de C.V. -Series L	433,600	547,030

Poland–2.19%

KGHM Polska Miedz S.A.	7,773	474,064

Russia–9.52%

Gazprom OAO -ADR	32,256	304,327
Magnitogorsk Iron & Steel Works -REGS -GDR(c)	56,700	257,438
Rosneft Oil Co. -REGS -GDR(c)	67,999	599,155

	Shares	Value

Russia–(continued)

Sberbank of Russia -ADR	33,466	$494,535
Sistema JSFC -REGS -GDR(c)	18,325	403,150
		2,058,605

South Africa–7.66%

Sasol Ltd.	11,137	482,102
Standard Bank Group Ltd.	23,036	300,416
Steinhoff International Holdings Ltd.	162,074	491,299
Tiger Brands Ltd.	11,573	380,967
		1,654,784

South Korea–19.08%

Dongbu Insurance Co., Ltd.	10,235	439,077
Hyundai Department Store Co., Ltd.	1,346	198,971
Hyundai Mipo Dockyard Co., Ltd.	3,110	334,258
Hyundai Mobis	2,739	717,088
KT&G Corp.	7,075	493,292
POSCO	1,125	368,424
Samsung Electronics Co., Ltd.	581	772,824
Shinhan Financial Group Co., Ltd.	11,447	430,607
SK Telecom Co., Ltd. -ADR	21,829	370,001
		4,124,542

Taiwan–6.50%

Hon Hai Precision Industry Co., Ltd.	162,000	462,700
Powertech Technology Inc.	136,900	205,182
TPK Holding Co. Ltd.	13,000	222,993
Unimicron Technology Corp.	272,000	271,540
Wistron Corp.	208,800	241,657
		1,404,072

Thailand–4.37%

Bangkok Bank PCL -NVDR	79,000	553,132
PTT PCL	33,500	390,497
		943,629

Turkey–1.45%

Asya Katilim Bankasi AS (d)	247,338	313,620

United Arab Emirates–2.05%

Dragon Oil PLC	49,225	443,443

United Kingdom–1.23%

Eurasian Natural Resources Corp.	50,800	266,154
Total Common Stocks & Other Equity Interests (Cost $20,987,064)		20,818,385

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–3.28%

Liquid Assets Portfolio –Institutional Class (e)	354,878	$354,878
Premier Portfolio –Institutional Class (e)	354,878	354,878
Total Money Market Funds (Cost $709,756)		709,756
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.60% (Cost $21,696,820)		21,528,141

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.30%

Liquid Asset Portfolio - Institutional Class (Cost $713,800) (e)(f)	713,800	713,800
TOTAL INVESTMENTS–102.90% (Cost $22,410,620)		22,241,941
OTHER ASSETS LESS LIABILITIES–(2.90)%		(627,716)
NET ASSETS–100.00%		$21,614,225

Investment Abbreviations:

ADR	—American Depositary Receipt

ETF	—Exchange-Traded Fund

GDR	—Global Depositary Receipt

NVDR	—Non-Voting Depositary Receipt

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	The Exchange-Traded Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	All or a portion of this security was out on loan at January 31, 2013.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $1,259,743, which represented 5.83% of the Fund’s Net Assets.

(d)	Non-income producing security.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Emerging Markets Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Emerging Markets Equity Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $1,964,509 and from Level 2 to Level 1 of $5,631,325, due to foreign fair value adjustments.

Invesco Emerging Markets Equity Fund

NOTE 2 -- Additional Valuation Information - (continued)

	Level 1	Level 2	Level 3	Total
Brazil	$2,406,144	$--	$--	$2,406,144
China	1,408,168	2,055,168	--	3,463,336
Hong Kong	249,648	--	--	249,648
India	1,929,635	--	--	1,929,635
Indonesia	111,368	428,311	--	539,679
Mexico	547,030	--	--	547,030
Poland	--	474,064	--	474,064
Russia	403,150	1,655,455	--	2,058,605
South Africa	1,163,485	491,299	--	1,654,784
South Korea	3,925,571	198,971	--	4,124,542
Taiwan	975,897	428,175	--	1,404,072
Thailand	553,132	390,497	--	943,629
Turkey	313,620	--	--	313,620
United Arab Emirates	443,443	--	--	443,443
United Kingdom	--	266,154	--	266,154
United States	1,423,556	--	--	1,423,556
Total Investments	$15,853,847	$6,388,094	$--	$22,241,941

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $1,996,021 and $1,246,079, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,584,318
Aggregate unrealized (depreciation) of investment securities	(1,912,623)
Net unrealized appreciation (depreciation) of investment securities	$(328,305)
Cost of investments for tax purposes is $22,570,246.

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2013

invesco.com/us END-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–78.70%

Airlines–1.91%

Ryanair Holdings PLC -ADR (Ireland)	148,800	$5,795,760

Application Software–2.46%

Autodesk, Inc. (b)	191,781	7,456,445

Brewers–3.67%

Molson Coors Brewing Co. -Class B	246,908	11,155,303

Building Products–2.18%

Kingspan Group PLC (Ireland)	571,400	6,618,111

Communications Equipment–2.79%

Plantronics, Inc.	206,272	8,481,905

Construction & Engineering–12.82%

Orion Marine Group, Inc. (b)(c)	1,599,847	12,478,807
Pike Electric Corp.	1,548,471	16,104,098
Quanta Services, Inc. (b)	357,884	10,367,900
		38,950,805

Education Services–2.38%

K12 Inc. (b)	391,223	7,221,977

Environmental & Facilities Services–4.58%

Newalta Corp. (Canada)	865,224	13,924,441

Health Care Distributors–3.09%

Patterson Cos. Inc.	260,000	9,393,800

Health Care Equipment–4.48%

Zimmer Holdings, Inc.	182,381	13,605,623

Home Entertainment Software–2.80%

Activision Blizzard, Inc.	747,906	8,518,649

Industrial Conglomerates–2.74%

DCC PLC (Ireland)	254,531	8,329,626

Investment Banking & Brokerage–3.01%

Charles Schwab Corp. (The)	552,472	9,132,362

Leisure Facilities–1.98%

International Speedway Corp. -Class A	219,133	6,006,436

Life & Health Insurance–3.03%

Unum Group	394,920	9,205,585

Managed Health Care–1.95%

UnitedHealth Group Inc.	107,436	5,931,542

Multi-Line Insurance–2.71%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	155,473	8,230,388

	Shares	Value

Oil & Gas Drilling–2.12%

Patterson-UTI Energy, Inc.	316,111	$ 6,429,698

Oil & Gas Exploration & Production–3.80%

Ultra Petroleum Corp. (b)	632,910	11,531,620

Paper Products–1.22%

Fortress Paper Ltd. -Class A (Canada)(b)	449,900	3,703,679

Research & Consulting Services–2.92%

FTI Consulting, Inc. (b)	272,586	8,859,045

Semiconductors–4.65%

International Rectifier Corp. (b)	724,318	14,116,958

Trading Companies & Distributors–3.23%

Grafton Group PLC (Ireland)(d)	1,682,084	9,810,537

Trucking–2.18%

Con-way Inc.	211,300	6,630,594
Total Common Stocks & Other Equity Interests (Cost $200,216,254)		239,040,889

Money Market Funds–21.53%

Liquid Assets Portfolio –Institutional Class (e)	32,702,009	32,702,009
Premier Portfolio –Institutional Class (e)	32,702,010	32,702,010
Total Money Market Funds (Cost $65,404,019)		65,404,019
TOTAL INVESTMENTS–100.23% (Cost $265,620,273)		304,444,908
OTHER ASSETS LESS LIABILITIES–(0.23)%		(699,699)
NET ASSETS–100.00%		$ 303,745,209

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2013 represented 4.11% of the Fund’s Net Assets. See Note 3.

(d)	Each unit is comprised of one ordinary share of Euro 0.05, seventeen Class A shares and one Class C share.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Endeavor Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Endeavor Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $16,428,648, and from Level 2 to Level 1 of $16,560,014 due to foreign fair value adjustments.

	Level 1	Level 2		Level 3	Total
Equity Securities	$288,016,260	$16,428,648	$	--	$304,444,908

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 01/31/13	Dividend Income
Orion Marine Group, Inc.	$10,702,977	$--	$--	$1,775,830	$--	$12,478,807	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $11,838,855 and $7,585,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,429,894
Aggregate unrealized (depreciation) of investment securities	(12,926,650)
Net unrealized appreciation of investment securities	$38,503,244
Cost of investments for tax purposes is $265,941,664.

                                         Invesco Endeavor Fund

Invesco Global Health Care Fund
Quarterly Schedule of Portfolio Holdings January 31, 2013

invesco.com/us GHC-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.29%

Biotechnology–20.99%

Actelion Ltd. (Switzerland)(b)	59,529	$2,944,890
Alexion Pharmaceuticals, Inc. (b)	178,599	16,786,520
Algeta ASA (Norway)(b)	243,802	7,462,871
Amarin Corp. PLC -ADR (Ireland)(b)	940,805	8,015,659
ARIAD Pharmaceuticals, Inc. (b)	617,673	12,279,339
Biogen Idec Inc. (b)	168,135	26,242,511
BioMarin Pharmaceutical Inc. (b)	436,051	23,934,839
Celgene Corp. (b)	221,592	21,928,744
Cepheid, Inc. (b)	303,314	10,986,033
Elan Corp. PLC -ADR (Ireland)(b)	1,024,244	10,764,804
Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	0
Gilead Sciences, Inc. (b)	992,166	39,140,949
Incyte Corp. (b)	432,586	7,950,931
Infinity Pharmaceuticals, Inc. (b)	194,460	6,699,147
Keryx Biopharmaceuticals, Inc. (b)	671,551	6,097,683
Medivation Inc. (b)	302,288	16,432,376
NewLink Genetics Corp. (b)	217,440	2,576,664
Onyx Pharmaceuticals, Inc. (b)	226,862	17,586,342
Vertex Pharmaceuticals Inc. (b)	264,816	11,858,461
		249,688,763

Drug Retail–1.86%

CVS Caremark Corp.	225,243	11,532,442
Raia Drogasil S.A. (Brazil)	945,978	10,568,923
		22,101,365

Health Care Distributors–4.20%

Cardinal Health, Inc.	450,609	19,741,180
McKesson Corp.	286,519	30,150,395
		49,891,575

Health Care Equipment–7.94%

Abbott Laboratories	535,140	18,130,543
Baxter International Inc.	262,985	17,840,902
Covidien PLC	301,540	18,798,004
Hologic, Inc. (b)	501,720	11,961,005
Olympus Corp. (Japan)(b)	717,200	15,836,002
Sensys Medical, Inc. (Acquired 04/23/04-08/09/06; Cost $1,302)(b)(c)(d)	8,750	0
Wright Medical Group, Inc. (b)	562,822	11,898,057
		94,464,513

Health Care Facilities–7.40%

HCA Holdings, Inc.	713,799	26,874,532
Health Management Associates Inc. -Class A (b)	1,526,904	15,940,878
Rhoen-Klinikum AG (Germany)	591,180	12,403,287
Tenet Healthcare Corp. (b)	369,602	14,351,646

	Shares	Value

Health Care Facilities–(continued)

Universal Health Services, Inc. -Class B	325,424	$18,432,015
		88,002,358

Health Care Services–3.30%

Express Scripts Holding Co. (b)	293,621	15,685,234
HMS Holdings Corp. (b)	345,266	9,411,951
Innovacare Inc. (Acquired 12/12/12; Cost $3,158,532)(b)(c)	805,748	3,158,532
Quest Diagnostics Inc.	190,598	11,045,154
		39,300,871

Health Care Technology–0.98%

Cerner Corp. (b)	141,304	11,664,645

Life Sciences Tools & Services–3.11%

Life Technologies Corp. (b)	284,934	18,432,381
Thermo Fisher Scientific, Inc.	257,902	18,605,050
		37,037,431

Managed Health Care–7.09%

Aetna Inc.	357,240	17,229,685
Health Net Inc. (b)	661,778	18,000,361
Humana Inc.	180,602	13,429,565
Qualicorp S.A. (Brazil)(b)(c)	791,200	8,184,143
UnitedHealth Group Inc.	498,495	27,521,909
		84,365,663

Pharmaceuticals–40.42%

AbbVie Inc.	481,659	17,672,069
Allergan, Inc.	111,446	11,702,944
Bayer AG (Germany)	325,277	32,102,294
Eli Lilly & Co.	358,111	19,226,980
Endo Health Solutions Inc. (b)	1,048,400	33,192,344
GlaxoSmithKline PLC -ADR (United Kingdom)	1,063,339	48,498,892
Hikma Pharmaceuticals PLC (United Kingdom)	950,063	12,152,341
Jazz Pharmaceuticals PLC (b)	214,165	12,076,764
Johnson & Johnson	663,400	49,038,528
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(c)	258,824	0
Nippon Shinyaku Co., Ltd. (Japan)	834,000	10,468,314
Novartis AG -ADR (Switzerland)	746,235	50,609,658
Pfizer Inc.	2,116,217	57,730,400
Pharmstandard -GDR (Russia)(b)(c)	138,700	2,694,941
Roche Holding AG (Switzerland)	253,085	55,881,817
Sanofi -ADR (France)	712,878	34,702,901
Shire PLC -ADR (Ireland)	309,022	30,945,463
Zoetis Inc. (b)	83,303	2,165,878
		480,862,528
Total Common Stocks & Other Equity Interests (Cost $820,108,486)		1,157,379,712

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

	Shares	Value

Preferred Stocks–0.00%

Health Care Equipment–0.00%

Intact Medical Corp. -Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	$0
Sensys Medical, Inc., Series A-2, Pfd., (Acquired 02/25/98-09/30/05; Cost $7,627,993)(b)(c)(d)	2,173,209	0
Series B, Conv. Pfd., (Acquired 03/16/05-01/12/07; Cost $245,305)(b)(c)(d)	282,004	0
Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds–2.89%

Liquid Assets Portfolio –Institutional Class (e)	17,217,641	17,217,641
Premier Portfolio –Institutional Class (e)	17,217,642	17,217,642
Total Money Market Funds (Cost $34,435,283)		34,435,283
TOTAL INVESTMENTS–100.18% (Cost $864,417,068)		1,191,814,995
OTHER ASSETS LESS LIABILITIES–(0.18)%		(2,139,754)
NET ASSETS–100.00%		$1,189,675,241

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
GDR	—Global Depositary Receipt
Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $14,037,616, which represented 1.18% of the Fund’s Net Assets.

(d)	Security is considered venture capital. See Note 1F.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Global Health Care Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Global Health Care Fund

F.	Other Risks - The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,098,895,526	$89,760,937	$3,158,532	$1,191,814,995
Foreign Currency Contracts*	--	(1,194,688)	--	(1,194,688)
Total Investments	$1,098,895,526	$88,566,249	$3,158,532	$1,190,620,307

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/08/13	Citibank Capital	CHF	25,810,000	USD	27,912,359	$28,364,383	$(452,024)
02/08/13	Citibank Capital	EUR	14,667,000	USD	19,174,316	19,916,980	(742,664)
Total open foreign currency contracts							$(1,194,688)

  Currency Abbreviations:

  CHF – Swiss Franc

  EUR -- Euro

  USD -- U.S. Dollar

                                         Invesco Global Health Care Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $167,828,703 and $188,192,205, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$348,628,079
Aggregate unrealized (depreciation) of investment securities	(22,147,668)
Net unrealized appreciation of investment securities	$326,480,411
Cost of investments for tax purposes is $865,334,584.

                                         Invesco Global Health Care Fund

Invesco Global Markets Strategy Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	GMS-QTR-1 01/13	Invesco Advisers, Inc.

Consolidated Schedule of Investments

January 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Treasury Bills–11.95%(a)

0.08%, 07/11/13	$7,500,000	$7,497,266
0.10%, 07/25/13	5,000,000	4,997,559
Total U.S. Treasury Bills (Cost $12,494,837)		12,494,825

	Shares

Money Market Funds–7.41%

Liquid Assets Portfolio –Institutional Class (b)	2,958,458	2,958,458
Premier Portfolio –Institutional Class (b)	2,958,458	2,958,458
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio –Institutional Class (b)	1,832,960	1,832,960
Total Money Market Funds (Cost $7,749,876)		7,749,876
TOTAL INVESTMENTS–19.36% (Cost $20,244,713)		20,244,701
OTHER ASSETS LESS LIABILITIES–80.64%		84,322,435
NET ASSETS–100.00%		$104,567,136

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End(a)
Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Australian 10 Year Bonds	3	March-2013	$380,675	$(2,214)
Brent Crude	35	April-2013	4,008,900	(1,285)
Dow Jones EURO STOXX 50 Index	32	March-2013	1,178,005	38,428
E-Mini S&P 500 Index	133	March-2013	9,930,445	47,159
Euro Bond	8	March-2013	1,541,488	(17,277)
FTSE 100 Index	11	March-2013	1,092,120	65,946
Gas Oil	8	March-2013	786,200	1,001
Gasoline RBOB	6	March-2013	763,988	10,946
Hang Seng Index	4	February-2013	613,147	2,545
Heating Oil	1	June-2013	131,372	(71)
Japanese 10 Year Bonds	10	March-2013	1,578,286	10,664
LME Aluminum	2	April-2013	104,275	2,172
LME Copper	2	July-2013	409,375	6,072
Long Gilt	9	March-2013	1,661,065	(25,431)
Russell 2000 Index Mini	72	March-2013	6,495,120	86,466
Silver	26	March-2013	4,075,630	(33,490)
Soybean	3	March-2013	220,275	8,853
Topix Tokyo Price Index	10	March-2013	1,025,038	171,166
U.S. Treasury 20 Year Bonds	23	March-2013	3,299,781	(27,049)
WTI Crude	13	August-2013	1,286,220	(39)
Subtotal			$40,581,405	$344,562
Short Contracts
Canada 10 Year Bonds	3	March-2013	(402,216)	19
Total Futures Contracts				$344,581
(a)	Futures collateralized by $690,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying consolidated notes which are an integral part of this schedule.

Invesco Global Markets Strategy Fund

Swap Agreements	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Long Agreements
Receive a return equal to the Barclays Capital Soymeal Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	300	September-2013	$226,276	$ 7,966
Receive a return equal to the Barclays Gold Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	960	September-2013	377,616	(5,419)
Receive a return equal to the Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	60	September-2013	8,119	(65)
Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Bank of America Securities, LLC	1,760	October-2013	372,926	(3,554)
Receive a return equal to LIFFE Long Gilt Futures Contract multiplied by 0.01% of the Notional Value	Goldman Sachs International	1	March-2013	184,563	(37)
Subtotal				$1,169,500	$ (1,109)
Short Agreements
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and receive the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs International	460	November-2013	179,320	7,453
Pay a floating rate equal to the Barclays Commodity Strategy 1606 and receive the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	70	September-2013	32,296	(137)
Subtotal				$211,616	$ 7,316
Total Swap Agreements					$ 6,207

See accompanying consolidated notes which are an integral part of this schedule.

Invesco Global Markets Strategy Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

A.	Security Valuations–(continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

Invesco Global Markets Strategy Fund

E.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

Invesco Global Markets Strategy Fund

E.	Swap Agreements–(continued)

It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

F.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$7,749,876	$--	$--	$7,749,876
U.S. Treasury Securities	--	12,494,825	--	12,494,825
	$7,749,876	$12,494,825	$--	$20,244,701
Futures*	344,581	--	--	344,581
Swap Agreements*	--	6,207	--	6,207
Total Investments	$8,094,457	$12,501,032	$--	$20,595,489

* Unrealized appreciation.

Invesco Global Markets Strategy Fund

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk Futures contracts(a)	$29,044	$(34,885)
Swap agreements(a)	15,419	(9,175)
Interest rate risk Futures contracts(a)	10,683	(71,971)
Swap agreements(a)	--	(37)
Market risk Futures contracts(a)	411,710	--

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.

Effect of Derivative Instruments for the three months ended January 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts*	Swap Agreements*
Realized Gain (Loss)
Commodity risk	$(5,834)	$(43,774)
Interest rate risk	22,499	--
Market risk	179,295	--
Change in Unrealized Appreciation (Depreciation)
Commodity risk	$33,571	$(8,909)
Interest rate risk	(52,261)	(37)
Market risk	454,408	--
Total	$631,678	$(52,720)

* The average notional value of futures and swap agreements outstanding during the period was $22,217,901 and $1,134,520, respectively.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$--
Aggregate unrealized (depreciation) of investment securities	(12)
Net unrealized appreciation (depreciation) of investment securities	$(12)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Global Markets Strategy Fund

Invesco International Total Return Fund Quarterly Schedule of Portfolio Holdings January 31, 2013

invesco.com/us ITR-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–94.63%(a)

Australia–3.32%

Australia Government, Series 138, Sr. Unsec. Bonds, 3.25%, 04/21/29	AUD	$2,000,000	$1,905,393

Austria–1.05%

OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75% (b)	EUR	400,000	604,266

Canada–5.13%

Canada Housing Trust No. 1, Sr. Sec. Gtd. Global Bonds, 2.40%, 12/15/22(c)	CAD	1,750,000	1,738,875
Province of Quebec, Bonds, 5.00%, 12/01/38	CAD	1,000,000	1,212,052
			2,950,927

Czech Republic–0.80%

Czech Republic International, Sr. Unsec. Medium-Term Euro Notes, 3.88%, 05/24/22	EUR	300,000	459,819

Denmark–0.63%

TDC A/S, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	362,971

France–7.01%

Caisse Francaise de Financement Local, Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	130,000,000	1,431,650
Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,088,353
France Government, Euro Bonds, 4.00%, 04/25/60	EUR	950,000	1,509,298
			4,029,301

Germany–7.98%

Brennatag Finance BV, Sr. Unsec. Gtd. Euro Notes, 5.50%, 07/19/18	EUR	300,000	459,191
Bundesrepublik Deutschland, Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	1,000,000	1,773,689
EnBW Energie Baden-Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	179,031
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,826,889

		Principal Amount	Value

Germany–(continued)

RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00% (b)	GBP	$200,000	$344,742
			4,583,542

Italy–6.49%

Italy Buoni Poliennali Del Tesoro, Euro Bonds, 5.50%, 11/01/22	EUR	2,500,000	3,728,793

Japan–7.85%

Development Bank of Japan Inc., Sr. Sec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	417,438
Sr. Sec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	503,259
Japan Government Ten Years, Series 318, Sr. Unsec. Bonds, 1.00%, 09/20/21	JPY	220,000,000	2,488,617
Japan Government Thirty Years, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	95,000,000	1,100,718
			4,510,032

Netherlands–8.75%

ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	310,685
F Van Lanshot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 2.88%, 10/17/16	EUR	500,000	683,834
ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	776,552
Unsec. Sub. Medium-Term Euro Notes, 4.63%, 03/15/19	EUR	600,000	804,260
Netherlands Government, Euro Bonds, 3.75%, 01/15/23(c)	EUR	850,000	1,341,440
3.75%, 01/15/42(c)	EUR	400,000	682,370
Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.63%, 01/23/14	EUR	300,000	430,582
			5,029,723

Norway–5.74%

City of Oslo, Sr. Unsec. Bonds, 3.60%, 12/06/22	NOK	3,000,000	540,661
DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	364,472
Norway Government, Series 473, Bonds, 4.50%, 05/22/19	NOK	11,500,000	2,392,132
			3,297,265

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

		Principal Amount	Value

Poland–7.64%

Poland Government International, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	$400,000,000	$4,388,104

South Korea–2.75%

Export-Import Bank of Korea-REGS, Sr. Unsec. Euro Notes, 5.10%, 10/29/13(c)	INR	35,000,000	637,960
Korea Treasury, Series 1609, Sr. Unsec. Bonds, 3.50%, 09/10/16	KRW	1,000,000,000	941,072
			1,579,032

Spain–6.78%

CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	275,182
Santander Consumer Finance S.A., Sr. Unsec. Euro Notes, 3.25%, 06/20/14	EUR	600,000	822,645
Spain Government, Sr. Unsec. Euro Bonds, 4.80%, 01/31/24	EUR	1,100,000	1,435,848
Euro Bonds, 3.15%, 01/31/16	EUR	1,000,000	1,363,508
			3,897,183

Supranational–4.86%

Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,638,269
European Investment Bank, Sr. Unsec. Global Bonds, 1.40%, 06/20/17	JPY	40,000,000	458,822
Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	693,605
			2,790,696

Sweden–0.73%

Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	144,560
Securities AB, Sr. Unsec. Medium-Term Euro Notes, 2.75%, 02/28/17	EUR	200,000	277,141
			421,701

Switzerland–1.30%

Cloverie PLC for Zurich Insurance Co. Ltd., Unsec. Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	327,200
Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	419,893
			747,093

		Principal Amount	Value

United Arab Emirates–0.57%

IPIC Ltd.-REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	$200,000	$329,766

United Kingdom–11.61%

Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	380,512
Co-Operative Group Holdings, Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20(d)	GBP	300,000	504,995
Direct Line Insurance Group PLC, Sr. Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	283,112
Everything Everywhere Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.50%, 02/06/17	EUR	200,000	283,415
FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	85,793
Heathrow Funding Ltd., Class B, Jr. Sec. Medium-Term Euro Notes, 7.13%, 02/14/24	GBP	300,000	576,213
Lloyds TBS Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	376,279
Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 1.91%, 07/15/42(e)	EUR	500,000	695,940
Royal Bank of Scotland PLC (The), Sr. Sec. Mortgage-Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	378,957
SSE PLC, Unsec. Sub. Medium-Term Euro Notes, 5.45% (b)	GBP	400,000	661,362
United Kingdom Gilt, Unsec. Bond, 4.25%, 12/07/55	GBP	1,300,000	2,448,746
			6,675,324

United States–3.64%

Abbott Japan Co. Ltd., Series D, Sr. Unsec. Gtd. Euro Bonds, 1.95%, 11/06/13	JPY	190,000,000	2,091,469
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $53,794,607)			54,382,400

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

	Shares	Value

Money Market Funds–0.39%

Liquid Assets Portfolio –Institutional Class (f)	112,994	$112,994
Premier Portfolio –Institutional Class (f)	112,993	112,993
Total Money Market Funds (Cost $225,987)		225,987
TOTAL INVESTMENTS–95.02% (Cost $54,020,594)		54,608,387
OTHER ASSETS LESS LIABILITIES–4.98%		2,862,119
NET ASSETS–100.00%		$57,470,506

Investment Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
INR	—Indian Rupee
JPY	—Japanese Yen
Jr.	—Junior
KRW	—South Korean Won
NOK	—Norwegian Krona
REGS	—Regulation S
Sec.	—Secured
SEK	—Swedish Krona
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.

(b)	Perpetual bond with no specified maturity date.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $4,730,411, which represented 8.23% of the Fund’s Net Assets.

(d)	Step coupon bond. Rate shown is the rate in effect on January 31, 2013.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2013.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco International Total Return Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                         Invesco International Total Return Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

                                         Invesco International Total Return Fund

E.	Foreign Currency Contracts – (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Total Return Fund

	Level 1	Level 2	Level 3	Total
Corporate Debt Securities	$--	$24,324,918	$--	$24,324,918
Foreign Government Debt Securities	--	30,057,482	--	30,057,482
Money Market Funds	225,987	--	--	225,987
	$225,987	$54,382,400	$--	$54,608,387
Foreign Currency Contracts*	--	16,345	--	16,345
Futures*	114,208	--	--	114,208
Total Investments	$340,195	$54,398,745	$--	$54,738,940
*	Unrealized appreciation

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2013:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk
Foreign currency contracts	$59,546	$(43,201)
Interest rate risk
Futures contracts (a)	164,445	(50,237)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Instruments for the three months ended January 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*
Realized Gain (Loss)
Currency risk	$—	$(48,342)
Interest rate risk	(103,393)	—
Change in Unrealized Appreciation (Depreciation)
Currency risk	—	35,865
Interest rate risk	(112,219)	—
Total	$(215,612)	$(12,477)

*	The average notional value of futures and foreign currency contracts outstanding during the period was $13,776,392 and $8,119,337, respectively.

                                         Invesco International Total Return Fund

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/26/13	State Street Global Markets, LLC	AUD	1,840,000	USD	1,911,705	$1,907,036	$4,669
04/26/13	State Street Global Markets, LLC	USD	26,214	AUD	25,000	25,911	(303)
04/26/13	State Street Global Markets, LLC	CAD	1,700,000	USD	1,716,013	1,701,479	14,534
04/26/13	State Street Global Markets, LLC	USD	1,508,075	EUR	1,130,000	1,535,058	26,983
04/26/13	State Street Global Markets, LLC	EUR	1,130,000	USD	1,501,329	1,535,058	(33,729)
04/26/13	State Street Global Markets, LLC	GBP	60,000	USD	96,331	95,113	1,218
04/26/13	State Street Global Markets, LLC	MXN	10,000,000	USD	775,680	779,903	(4,223)
04/26/13	State Street Global Markets, LLC	USD	782,805	MXN	10,000,000	779,903	(2,902)
04/26/13	State Street Global Markets, LLC	NZD	2,200,000	USD	1,834,294	1,836,338	(2,044)
04/26/13	State Street Global Markets, LLC	USD	1,824,196	NZD	2,200,000	1,836,338	12,142
Total open foreign currency contracts						$12,032,137	$16,345
Closed Foreign Currency Contracts
Settlement		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain
04/26/13	State Street Global Markets, LLC	AUD	160,000	USD	166,236	$164,722	$1,514
04/26/13	State Street Global Markets, LLC	SEK	9,000,000	USD	1,354,131	1,351,433	2,698
Total closed foreign currency contracts						$1,516,155	$4,212
Total foreign currency contracts							$20,557

Currency Abbreviations:

AUD – Australian Dollar	GBP -- British Pound Sterling	SEK – Swedish Krona

CAD -- Canadian Dollar	MXN—Mexican New Peso	USD -- U.S. Dollar

EUR -- Euro	NZD -- New Zealand Dollar

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)
Canada 10 Year Bonds	11	March-2013	$1,474,792	$(22,189)
Euro-Bonds	14	March-2013	2,697,604	(28,048)
Subtotal			$4,172,396	$(50,237)
Short Contracts
Euro-BUXL 30 Year Bonds	11	March-2013	$(1,971,671)	$5,875
Long Gilt	14	March-2013	(2,583,879)	1,475
U.S. Ultra Bond	22	March-2013	(3,443,688)	157,095
Subtotal			$(7,999,238)	$164,445
Total				$114,208

                                         Invesco International Total Return Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $25,161,203 and $26,868,709, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,478,155
Aggregate unrealized (depreciation) of investment securities	(1,899,851)
Net unrealized appreciation of investment securities	$578,304
Cost of investments for tax purposes is $54,030,083.

                                         Invesco International Total Return Fund

Invesco Pacific Growth Fund Quarterly Schedule of Portfolio Holdings January 31, 2013
invesco.com/us	MS-PGRO-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.51%

Australia–10.64%

Amcor Ltd.	17,499	$153,327
Aurizon Holdings Ltd.	48,175	199,498
Australia & New Zealand Banking Group Ltd.	32,942	913,337
Beach Energy Ltd.	77,125	114,640
BHP Billiton Ltd.	25,413	1,000,835
BlueScope Steel Ltd. (a)	18,432	65,178
Caltex Australia Ltd.	12,137	246,173
carsales.com Ltd.	22,229	206,050
Coca-Cola Amatil Ltd.	19,315	278,841
Commonwealth Bank of Australia	18,045	1,214,723
CSL Ltd.	7,214	413,419
Decmil Group Ltd.	15,386	39,962
Fortescue Metals Group Ltd.	55,000	268,494
Insurance Australia Group Ltd.	64,536	338,351
Mincor Resources N.L.	35,316	34,444
National Australia Bank Ltd.	21,750	621,337
NIB Holdings Ltd.	17,032	38,908
OceanaGold Corp. -CDI(a)	40,355	110,708
Ramsay Health Care Ltd.	3,082	95,092
Skilled Group Ltd.	66,107	191,698
Sonic Healthcare Ltd.	5,275	75,217
Suncorp Group Ltd.	29,220	323,493
Tatts Group Ltd.	78,468	267,183
Telstra Corp. Ltd.	74,763	359,123
UXC Ltd.	38,971	43,903
Wesfarmers Ltd.	5,263	206,418
Westpac Banking Corp.	37,828	1,106,413
Woodside Petroleum Ltd.	6,423	237,643
Woolworths Ltd.	15,891	518,269
		9,682,677

China–14.07%

AAC Technologies Holdings Inc.	204,000	789,128
Bank of China Ltd. -Class H	3,315,390	1,634,812
China CITIC Bank -Class H	755,000	515,726
China Construction Bank Corp. -Class H	1,145,840	989,783
China Mobile Ltd.	147,000	1,608,118
China Petroleum & Chemical Corp. (Sinopec) -Class H	624,000	757,129
China Railway Group Ltd. -Class H	1,005,000	572,775
China Shenhua Energy Co. Ltd. -Class H	158,000	679,436
CITIC Securities Co., Ltd. -Class H	137,000	366,270
Dongfeng Motor Group Co. Ltd. -Class H	344,000	561,550
GOME Electrical Appliances Holdings Ltd. (a)	1,461,160	175,217
Haitian International Holdings Ltd.	440,000	555,432
Lenovo Group Ltd.	598,000	622,258
Lianhua Supermarket Holdings Ltd. -Class H	376,000	367,981
Minth Group Ltd.	400,000	541,558
PetroChina Co. Ltd. -Class H	454,000	645,426

	Shares	Value

China–(continued)

Poly Property Group Co., Ltd. (a)	87,000	$66,747
Tencent Holdings Ltd.	26,500	927,367
Vinda International Holdings Ltd.	303,000	419,607
		12,796,320

Hong Kong–4.62%

Cheung Kong Infrastructure Holdings Ltd.	162,000	1,027,723
Hong Kong Exchanges & Clearing Ltd.	49,000	929,404
Hutchison Whampoa Ltd.	70,000	782,551
New World Development Co. Ltd.	304,000	558,971
Techtronic Industries Co. Ltd.	445,000	900,856
		4,199,505

India–2.35%

Infosys Ltd.	13,534	709,311
Larsen & Toubro Ltd.	9,762	283,121
Sobha Developers Ltd.	50,020	403,355
State Bank of India	16,185	742,197
		2,137,984

Indonesia–2.41%

PT Astra International Tbk	680,500	513,308
PT Bank Mandiri Persero Tbk	1,115,162	1,035,736
PT Media Nusantara Citra Tbk	1,043,000	254,221
PT Telekomunikasi Indonesia Persero Tbk	395,000	393,798
		2,197,063

Japan–39.18%

Amada Co., Ltd.	72,000	450,295
Astellas Pharma Inc.	20,800	1,058,649
Canon Inc.	28,700	1,043,696
Casio Computer Co., Ltd.	22,700	195,578
Daicel Corp.	102,000	712,639
Daifuku Co., Ltd.	59,000	393,505
Daiichi Sankyo Co., Ltd.	18,000	304,658
Daikin Industries, Ltd.	20,200	770,807
Denki Kagaku Kogyo Kabushiki Kaisha	131,000	472,666
East Japan Railway Co.	10,900	736,519
FamilyMart Co., Ltd.	12,900	519,047
Fuji Machine Manufacturing Co., Ltd.	15,200	117,997
FUJIFILM Holdings Corp.	25,800	513,382
Fujitsu Ltd.	72,000	291,275
Hitachi Capital Corp.	31,900	635,140
Hitachi High-Technologies Corp.	15,700	312,249
Hitachi, Ltd.	176,000	1,042,991
Kaneka Corp.	56,000	298,163
Kurita Water Industries Ltd.	11,300	221,898
Kyocera Corp.	9,600	867,172
Kyudenko Corp.	15,000	76,419
Lintec Corp.	23,400	431,874
Maeda Road Construction Co., Ltd.	17,000	253,717
Marubeni Corp.	104,000	762,221
Minebea Co., Ltd. (b)	106,000	356,216

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

Mitsubishi Chemical Holdings Corp.	95,000	$440,411
Mitsubishi Corp.	61,800	1,302,760
Mitsubishi Estate Co. Ltd.	60,000	1,452,438
Mitsubishi Heavy Industries, Ltd.	227,000	1,213,678
Mitsubishi UFJ Financial Group, Inc.	313,900	1,788,125
Mitsui Mining & Smelting Co., Ltd.	171,000	435,633
Nagase & Co., Ltd.	26,900	293,235
Nifco Inc.	20,700	428,219
Nintendo Co., Ltd.	1,300	126,788
Nippon Meat Packers, Inc.	34,000	459,851
Nippon Telegraph & Telephone Corp.	11,500	481,577
Nissan Motor Co., Ltd.	112,900	1,155,417
Nisshinbo Holdings Inc.	27,000	205,172
Obayashi Corp.	143,000	733,293
Ono Pharmaceutical Co., Ltd.	10,400	546,228
ORIX Corp.	8,530	911,197
Pigeon Corp.	3,300	180,046
Ricoh Co., Ltd.	31,000	344,369
Sanki Engineering Co., Ltd.	15,000	80,283
Sanwa Holdings Corp.	96,000	457,643
Sekisui Chemical Co., Ltd.	82,000	785,454
Seven & I Holdings Co., Ltd.	33,400	1,013,561
Shimamura Co., Ltd.	3,500	343,647
Shin-Etsu Polymer Co., Ltd.	28,300	108,535
Sumitomo Metal Mining Co., Ltd.	29,000	451,203
Sumitomo Mitsui Financial Group, Inc.	22,400	898,841
Suzuki Motor Corp.	16,100	421,248
TDK Corp.	14,400	532,954
Teijin Ltd.	123,000	282,419
Toho Co., Ltd.	8,700	166,371
Toshiba Corp.	218,000	967,724
Toyo Ink SC Holdings Co., Ltd.	68,000	298,141
Toyoda Gosei Co., Ltd.	13,100	290,188
Toyota Motor Corp.	36,100	1,722,901
Tsubakimoto Chain Co.	91,000	483,556
Yamaha Corp.	31,200	330,216
Yamaha Motor Co., Ltd.	16,200	205,644
Yaskawa Electronic Corp.	50,000	464,173
		35,641,912

Malaysia–0.93%

CIMB Group Holdings Berhad	181,600	421,550
Sime Darby Berhad	141,900	424,878
		846,428

Singapore–4.31%

Capitaland Ltd.	313,000	1,014,711
CapitaMalls Asia Ltd.	542,000	947,447
Keppel Corp. Ltd.	106,000	986,568
Singapore Telecommunications Ltd.	343,000	970,023
		3,918,749

South Korea–10.93%

Amorepacific Corp.	291	292,714
BS Financial Group Inc.	23,530	311,258
CJ CheilJedang Corp.	2,148	732,055
Coway Co., Ltd. (a)	8,770	381,063
Grand Korea Leisure Co., Ltd.	23,360	659,863
Green Cross Corp.	2,779	358,675

	Shares	Value

South Korea–(continued)

GSretail Co. Ltd.	11,690	$293,565
Halla Climate Control Corp.	16,120	359,406
Hyundai Mobis	2,505	655,825
KEPCO Plant Service & Engineering Co., Ltd.	8,070	406,247
Korea Zinc Co., Ltd.	249	87,677
KT Corp.	10,090	339,241
KT Skylife Co., Ltd. (a)	12,250	361,787
KT&G Corp.	3,180	221,720
LG Chem Ltd.	396	110,769
Nongshim Co., Ltd.	2,169	555,903
ORION Corp.	281	262,520
Samsung Electronics Co., Ltd.	2,120	2,819,941
Samsung Life Insurance Co. Ltd.	4,027	388,424
SK Telecom Co., Ltd.	2,243	344,715
		9,943,368

Taiwan–7.44%

Cheng Shin Rubber Industry Co., Ltd.	208,000	541,997
Compal Electronics Inc.	604,000	438,437
E Ink Holdings Inc.	501,000	368,756
Far EasTone Telecommunications Co., Ltd.	213,000	541,330
Hon Hai Precision Industry Co., Ltd.	230,900	659,491
Largan Precision Co. Ltd.	13,000	340,068
MediaTek Inc.	27,000	295,127
Mega Financial Holdings Co., Ltd.	920,805	752,536
Ruentex Development Co., Ltd.	375,000	824,873
Taiwan Semiconductor Manufacturing Co. Ltd.	408,143	1,399,864
Teco Electric and Machinery Co. Ltd.	726,000	603,157
		6,765,636

Thailand–1.34%

Bangkok Dusit Medical Services PCL -Class F	186,400	830,526
PTT PCL	33,800	393,994
		1,224,520

United Kingdom–0.29%

Rio Tinto Ltd.	3,789	262,774

United States–1.00%

iShares MSCI All Country Asia ex-Japan Index Fund -ETF	15,000	907,050
Total Common Stocks & Other Equity Interests (Cost $84,570,655)		90,523,986

Money Market Funds–0.19%

Liquid Assets Portfolio –Institutional Class (c)	82,230	82,230
Premier Portfolio –Institutional Class (c)	82,231	82,231
Total Money Market Funds (Cost $164,461)		164,461
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.70% (Cost $84,735,116)		90,688,447

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.31%

Liquid Assets Portfolio - Institutional Class (Cost $286,200)(c)(d)	286,200	$286,200
TOTAL INVESTMENTS–100.01% (Cost $85,021,316)		90,974,647
OTHER ASSETS LESS LIABILITIES–(0.01)%		(4,955)
NET ASSETS–100.00%		$90,969,692

Investment Abbreviations:

ETF                —Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at January 31, 2013.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.
Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                         Invesco Pacific Growth Fund

A.	Security Valuations –(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

                                         Invesco Pacific Growth Fund

E.	Foreign Currency Translations –(continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2013, there were transfers from Level 1 to Level 2 of $11,922,646 and from Level 2 to Level 1 of $23,707,857, due to foreign fair value adjustments.

                                         Invesco Pacific Growth Fund

	Level 1	Level 2		Level 3	Total
Australia	$4,492,047	$5,190,630	$	--	$9,682,677
China	7,036,185	5,760,135		--	12,796,320
Hong Kong	4,199,505	--		--	4,199,505
India	1,112,666	1,025,318		--	2,137,984
Indonesia	1,803,265	393,798		--	2,197,063
Japan	28,298,189	7,343,723		--	35,641,912
Malaysia	846,428	--		--	846,428
Singapore	970,023	2,948,726		--	3,918,749
South Korea	8,858,005	1,085,363		--	9,943,368
Taiwan	5,365,772	1,399,864		--	6,765,636
Thailand	--	1,224,520		--	1,224,520
United Kingdom	--	262,774		--	262,774
United States	1,357,711	--		--	1,357,711
Total Investments	$64,339,796	$26,634,851	$	--	$90,974,647

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $24,338,067 and $27,214,039, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,688,222
Aggregate unrealized (depreciation) of investment securities	(4,234,847)
Net unrealized appreciation of investment securities	$3,453,375
Cost of investments for tax purposes is $87,521,272.

                                         Invesco Pacific Growth Fund

Invesco Premium Income Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	PIN-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–41.48%

Advertising–0.06%

Lamar Media Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 05/01/23(b)	$45,000	$46,463
National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	90,000	96,525
		142,988

Aerospace & Defense–0.74%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	55,000	58,300
Bombardier Inc. (Canada), Sr. Notes, 6.13%, 01/15/23(b)	105,000	106,837
Sr. Unsec. Notes, 7.75%, 03/15/20(b)	500,000	575,000
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	180,000	180,900
GenCorp Inc., Sec. Gtd. Notes, 7.13%, 03/15/21(b)	200,000	207,500
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	140,000	154,700
7.13%, 03/15/21	20,000	22,200
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	220,000	235,400
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	90,000	94,275
		1,635,112

Air Freight & Logistics–0.09%

Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	200,000	199,479

Airlines–0.80%

America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	117,071	122,412
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	565,072	593,326
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	114,164	118,516
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	203,969	210,598
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	80,000	80,000

	Principal Amount	Value

Airlines–(continued)

Delta Air Lines Pass Through Trust, Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	$150,000	$158,250
Series 2012-1, Class B, Sec. Pass Through Ctfs., 6.88%, 05/07/19(b)	85,000	90,738
UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	187,276	190,085
US Airways Pass Through Trust, Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	20,000	22,288
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	20,000	21,750
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	25,000	26,625
Series 2012-2, Class B, Sec. Gtd. Pass Through Ctfs., 6.75%, 06/03/21	125,000	132,500
		1,767,088

Alternative Carriers–0.52%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	150,000	166,500
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	120,000	139,800
Sr. Unsec. Notes, 8.88%, 06/01/19(b)	235,000	257,325
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 07/01/19	500,000	548,750
Sr. Unsec. Gtd. Notes, 7.00%, 06/01/20(b)	45,000	47,925
		1,160,300

Aluminum–0.04%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	81,000	82,063

Apparel Retail–0.46%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	185,000	201,881
J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	500,000	542,500

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Apparel Retail–(continued)

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	$120,000	$128,550
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	125,000	142,188
		1,015,119

Apparel, Accessories & Luxury Goods–0.88%

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	530,000	553,850
Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	90,000	98,325
7.63%, 05/15/20	500,000	551,250
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	175,000	174,563
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	580,000	577,462
		1,955,450

Application Software–0.02%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	45,000	46,575

Auto Parts & Equipment–0.18%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	250,000	271,875
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/15/22	80,000	83,600
Lear Corp., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/23(b)	45,000	44,888
		400,363

Automobile Manufacturers–0.39%

Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	450,000	495,000
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	290,000	374,100
		869,100

Automotive Retail–0.01%

Penske Automotive Group Inc., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 10/01/22(b)	30,000	31,125

Broadcasting–0.42%

Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	165,000	180,056
Belo Corp., Sr. Unsec. Deb., 7.25%, 09/15/27	80,000	82,200

	Principal Amount	Value

Broadcasting–(continued)

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	$50,000	$52,750
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	160,000	170,400
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	240,000	250,800
LIN Television Corp., Sr. Unsec. Gtd. Notes, 6.38%, 01/15/21(b)	20,000	21,450
Nielsen Finance LLC/Co. (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 10/01/20(b)	150,000	148,125
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/15/19(b)	20,000	20,850
		926,631

Building Products–1.09%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	180,000	184,050
Building Materials Corp. of America, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	275,000
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	185,000	192,862
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	40,000	44,650
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	595,000	675,325
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	210,000	227,850
Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	70,000	76,300
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	135,000	155,250
Sr. Unsec. Notes, 9.75%, 01/15/18	505,000	593,375
		2,424,662

Cable & Satellite–1.54%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 12/15/22	30,000	30,225
Cablevision Systems Corp., Sr. Unsec. Global Notes, 5.88%, 09/15/22	35,000	34,606
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/15/23	435,000	430,650
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 4.63%, 07/15/17	75,000	78,750
5.88%, 07/15/22	135,000	143,775
Sr. Unsec. Notes, 5.00%, 03/15/23(b)	215,000	213,388

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	$195,000	$216,694
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	615,000	661,125
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	330,000	336,600
7.25%, 10/15/20(b)	75,000	80,625
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	425,000	445,187
Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	150,000	153,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 5.50%, 01/15/23(b)	265,000	277,587
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	300,000	322,500
		3,424,712

Casinos & Gaming–1.91%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	170,000	187,000
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	45,000	41,062
12.75%, 04/15/18	450,000	344,250
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	110,000	112,750
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	195,000	193,781
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	105,000	107,625
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	140,000	151,900
Sr. Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	334,520	369,645
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	150,000	116,625
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	201,000
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	910,000	989,625
6.63%, 12/15/21	35,000	36,225
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	25,000	26,375
7.75%, 03/15/22	170,000	187,000
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	233,000	250,475

	Principal Amount	Value

Casinos & Gaming–(continued)

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.48%, 02/01/14(b)(c)	$95,000	$94,881
Sr. Sec. Notes, 9.13%, 02/01/15(b)	388,000	388,485
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	340,000	361,675
7.75%, 08/15/20	65,000	73,775
		4,234,154

Coal & Consumable Fuels–0.61%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	45,000	49,275
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	360,000	392,400
Indo Energy Finance II BV (Indonesia), Unsec. Gtd. Notes, 6.38%, 01/24/23(b)	200,000	207,118
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	140,000	147,700
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	320,000	340,000
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Russia), Sr. Sec. Notes, 7.75%, 04/27/17(b)	200,000	215,958
		1,352,451

Communications Equipment–0.22%

Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	385,000	371,525
9.00%, 04/01/19(b)	75,000	77,813
Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	50,000	48,000
		497,338

Computer & Electronics Retail–0.16%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	330,000	360,938

Computer Storage & Peripherals–0.17%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	345,000	383,813

Construction & Engineering–0.37%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	125,000	134,062
Sr. Unsec. Gtd. Sub. Notes, 7.13%, 01/15/21(b)	290,000	311,025
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	350,000	368,375
		813,462

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Construction & Farm Machinery & Heavy Trucks–0.51%

CNH Capital LLC, Sr. Unsec. Gtd. Notes, 3.88%, 11/01/15(b)	$40,000	$41,600
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	250,000	253,750
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	160,000	162,800
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	130,000	147,225
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	130,000	128,212
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	74,025
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	305,000	329,019
		1,136,631

Construction Materials–0.49%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	150,000	161,265
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	575,000	636,813
West China Cement Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/25/16(b)	300,000	295,500
		1,093,578

Consumer Finance–0.35%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	450,000	554,625
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	45,000	47,475
National Money Mart Co., Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	165,000	183,150
		785,250

Data Processing & Outsourced Services–0.85%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	345,000	378,637
First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	455,000	468,650
Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	110,000	116,325
6.75%, 11/01/20(b)	535,000	552,387
NeuStar Inc., Sr. Unsec. Gtd. Notes, 4.50%, 01/15/23(b)	45,000	45,225
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	250,000	267,188
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	70,000	69,475
		1,897,887

	Principal Amount	Value

Department Stores–0.06%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	$150,000	$142,875

Distillers & Vintners–0.09%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	85,000	97,963
4.63%, 03/01/23	30,000	30,675
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	70,000	79,100
		207,738

Diversified Banks–1.67%

Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	270,000	288,633
Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	216,951
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	196,000
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	250,000	266,629
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	310,000	321,509
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	300,000	330,162
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.50%, 03/10/16(b)	400,000	426,272
Development Bank of Kazakhstan JSC (Kazakhstan), Sr. Unsec. Notes, 4.13%, 12/10/22(b)	200,000	207,639
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	210,080
Nomos Bank Via Nomos Capital PLC (Russia), Unsec. Sub. Notes, 10.00%, 04/26/19(b)	200,000	217,017
Royal Bank of Scotland Group PLC (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	280,000	289,234
Turkiye Garanti Bankasi A.S. (Turkey), Sr. Unsec. Notes, 4.00%, 09/13/17(b)	260,000	266,653
Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Notes, 4.88%, 07/19/17(b)	240,000	252,699
Turkiye Is Bankasi A.S. (Turkey), Sub. Bonds, 6.00%, 10/24/22(b)	200,000	211,079
		3,700,557

Diversified Chemicals–0.02%

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	35,000	35,438

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Diversified Metals & Mining–0.44%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	$125,000	$128,750
6.88%, 04/01/22(b)	205,000	213,200
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	175,000	206,979
Volcan Cia Minera S.A.A. (Peru), Sr. Unsec. Gtd. Notes, 5.38%, 02/02/22(b)	390,000	432,992
		981,921

Electric Utilities–0.11%

Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	200,000	250,959

Electrical Components & Equipment–0.15%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	125,000	130,625
General Cable Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/01/22(b)	150,000	158,250
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	33,000	35,970
		324,845

Electronic Manufacturing Services–0.15%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	320,000	332,800

Environmental & Facilities Services–0.04%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 08/01/20	30,000	31,650
Sr. Unsec. Gtd. Notes, 5.13%, 06/01/21(b)	45,000	47,250
		78,900

Gas Utilities–0.32%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	160,000	176,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	255,000	258,825
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	255,000	279,225
		714,050

Gold–0.15%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	200,000	204,750
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	115,000	121,446
		326,196

	Principal Amount	Value

Health Care Equipment–0.14%

Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	$75,000	$79,875
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	225,000	232,875
		312,750

Health Care Facilities–0.79%

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	340,000	372,300
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	485,000	506,825
HCA Holdings Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	137,475
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 5.75%, 11/01/24	270,000	275,400
7.75%, 09/15/22	135,000	148,162
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	140,000	140,700
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.50%, 04/01/21(b)	30,000	29,700
Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	15,000	15,150
Sr. Unsec. Global Notes, 6.75%, 02/01/20	130,000	136,825
		1,762,537

Health Care Services–0.10%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	70,000	74,200
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	130,000	140,075
		214,275

Health Care Technology–0.09%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	173,000	189,868

Homebuilding–1.06%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	270,000	273,375
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	84,000	85,155
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	180,000	198,675
9.13%, 11/15/20(b)	45,000	49,725
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	275,000	273,969
Sr. Unsec. Gtd. Notes, 11.88%, 10/15/15	100,000	111,000
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	55,000	61,531

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Homebuilding–(continued)

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	$250,000	$283,125
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	195,000	215,962
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	200,000	219,000
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	150,000	154,500
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	345,000	372,600
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	45,600
		2,344,217

Hotels, Resorts & Cruise Lines–0.05%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	10,000	11,163
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	100,000	107,000
		118,163

Household Products–0.27%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	262,812
Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	100,000	118,208
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	15,000	15,394
7.13%, 04/15/19	200,000	214,750
		611,164

Housewares & Specialties–0.05%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	90,000	92,138
Spectrum Brands Escrow Corp., Sr. Unsec. Notes, 6.38%, 11/15/20(b)	20,000	21,450
		113,588

Hypermarkets & Super Centers–0.10%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 5.50%, 01/20/21(b)	200,000	213,851

Independent Power Producers & Energy Traders–0.51%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	165,000	184,800
8.00%, 10/15/17	200,000	232,500

	Principal Amount	Value

Independent Power Producers & Energy Traders– (continued)

Calpine Corp., Sr. Sec. Gtd. Notes, 7.25%, 10/15/17(b)	$99,000	$105,930
7.50%, 02/15/21(b)	148,000	160,950
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	405,000	458,156
		1,142,336

Industrial Conglomerates–0.20%

Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	300,000	322,500
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	115,000	117,156
		439,656

Industrial Machinery–0.10%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	50,000	52,125
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	130,000	140,400
Mcron Finance Sub LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	20,000	21,100
		213,625

Insurance Brokers–0.05%

A-S Co-Issuer Subsidiary Inc./A-S Merger Sub LLC, Sr. Unsec. Notes, 7.88%, 12/15/20(b)	35,000	35,088
Hub International Ltd., Sr. Unsec. Gtd. Notes, 8.13%, 10/15/18(b)	70,000	72,975
		108,063

Integrated Oil & Gas–1.24%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	300,000	322,800
6.00%, 01/23/21(b)	200,000	226,000
IPIC GMTN Ltd. (United Arab Emirates), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	300,000	348,375
KazMunaiGaz Finance Sub B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 7.00%, 05/05/20(b)	620,000	778,488
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	195,030
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	300,000	311,220
Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	300,000	363,488
Rosneft Oil Co via Rosneft International Finance Ltd. (Russia), Sr. Unsec. Bonds, 3.15%, 03/06/17(b)	200,000	200,179
		2,745,580

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Integrated Telecommunication Services–0.37%

Colombia Telecomunicaciones S.A. ESP (Colombia), Sr. Unsec. Notes, 5.38%, 09/27/22(b)	$300,000	$304,440
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25%(b)(d)(e)	300,000	327,769
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	200,000	199,867
		832,076

Leisure Facilities–0.04%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	80,000	85,700

Leisure Products–0.15%

Toys R Us-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	330,000	339,488

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	130,000	124,150

Movies & Entertainment–0.37%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	250,000	278,125
Cinemark USA Inc., Sr. Unsec. Gtd. Notes, 5.13%, 12/15/22(b)	115,000	117,012
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	405,000	433,350
		828,487

Multi-Line Insurance–0.71%

American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	500,000	655,000
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	350,000	406,875
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	250,000	288,125
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	150,000	218,254
		1,568,254

Oil & Gas Drilling–0.15%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	12,000	13,110
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	295,000	317,125
		330,235

	Principal Amount	Value

Oil & Gas Equipment & Services–0.34%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	$110,000	$120,037
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	85,000	85,850
Gulfmark Offshore Inc., Sr. Unsec. Notes, 6.38%, 03/15/22(b)	65,000	67,356
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	55,000	55,550
6.75%, 03/01/21(b)	195,000	196,950
Oil States International Inc., Sr. Unsec. Gtd. Notes, 5.13%, 01/15/23(b)	35,000	35,613
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	180,000	193,894
		755,250

Oil & Gas Exploration & Production–2.60%

Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	275,000	290,812
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	200,000	222,500
7.63%, 11/15/22	140,000	151,900
Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	105,000	113,925
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	240,000	265,800
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	190,000	209,238
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	270,000	291,600
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	310,000	331,700
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	340,000	364,650
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	295,000	283,200
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	100,000	101,000
Halcon Resources Corp., Sr. Unsec. Gtd. Notes, 8.88%, 05/15/21(b)	345,000	370,012
Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Notes, 5.50%, 01/15/21(b)	50,000	50,750
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	20,000	21,900
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	175,000	186,813
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/24	248,000	269,545

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/23	$70,000	$76,650
OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	188,533
8.38%, 04/01/22(b)	200,000	182,102
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	275,000	303,875
6.50%, 11/15/20	315,000	348,862
6.63%, 05/01/21	50,000	55,563
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	175,000	185,938
Sr. Unsec. Notes, 5.38%, 10/01/22	110,000	117,975
QGOG Constellation S.A. (Brazil), Sr. Unsec. Gtd. Notes, 6.25%, 11/09/19(b)	300,000	317,996
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	170,000	180,625
SM Energy Co., Sr. Unsec. Global Notes, 6.63%, 02/15/19	30,000	32,100
6.50%, 11/15/21	205,000	221,400
6.50%, 01/01/23	40,000	43,200
		5,780,164

Oil & Gas Refining & Marketing–0.26%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	60,000	62,925
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	175,000	177,187
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	50,000	52,625
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	65,000	68,900
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	218,888
		580,525

Oil & Gas Storage & Transportation–1.22%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	95,000	101,413
6.13%, 07/15/22	210,000	226,800
4.88%, 05/15/23	100,000	100,250
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	60,000	60,150
6.63%, 10/01/20(b)	240,000	254,400

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	$325,000	$374,562
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Notes, 8.38%, 06/01/19(b)	135,000	141,075
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	250,000	287,812
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	165,000	171,600
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	205,000	223,450
5.50%, 02/15/23	155,000	165,462
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	105,000	114,188
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	20,000	19,800
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	90,000	99,113
6.38%, 08/01/22	180,000	198,000
Sr. Unsec. Gtd. Notes, 5.25%, 05/01/23(b)	165,000	174,075
		2,712,150

Other Diversified Financial Services–0.26%

Citigroup Inc., Series A, Jr. Unsec. Sub. Global Notes, 5.95%(d)	350,000	357,875
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	205,000	211,150
		569,025

Packaged Foods & Meats–0.26%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	185,000	192,862
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	200,000	223,750
Wells Enterprises Inc, Sr. Unsec. Notes, 6.75%, 02/01/20(b)	150,000	156,750
		573,362

Paper Packaging–0.08%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	155,000	167,788

Paper Products–0.18%

Boise Cascade LLC/Boise Cascade Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/20(b)	20,000	21,000
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	223,450

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Paper Products–(continued)

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	$90,000	$94,725
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	50,000	50,000
		389,175

Pharmaceuticals–0.02%

Sky Growth Acquisition Corp., Sr. Unsec. Gtd. Notes, 7.38%, 10/15/20(b)	50,000	50,875

Railroads–0.22%

Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	233,610
Kazakhstan Temir Zholy Finance B.V. (Kazakhstan), Sr. Unsec. Gtd. Notes, 6.95%, 07/10/42(b)	200,000	250,947
		484,557

Real Estate Development–0.25%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Notes 11.13%, 02/23/18(b)	300,000	342,166
Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	204,104
		546,270

Regional Banks–0.50%

Regions Bank, Unsec. Sub. Global Notes, 6.45%, 06/26/37	350,000	373,625
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	170,000	189,550
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	70,000	79,625
Unsec. Sub. Global Notes, 5.13%, 06/15/17	460,000	466,900
		1,109,700

Research & Consulting Services–0.07%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	150,000	162,000

Semiconductor Equipment–0.42%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	95,000	96,187
Sr. Unsec. Global Notes, 6.63%, 06/01/21	270,000	278,775
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	265,000	280,900
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	250,000	271,250
		927,112

	Principal Amount	Value

Semiconductors–0.32%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$140,000	$154,525
Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	350,000	362,250
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	200,000
		716,775

Soft Drinks–0.14%

Ajecorp B.V. (Spain), Sr. Unsec. Gtd. Notes, 6.50%, 05/14/22(b)	280,000	307,735

Sovereign Debt–5.98%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	850,000	745,875
Bolivian Government International Bond (Bolivia), Unsec. Notes, 4.88%, 10/29/22(b)	250,000	248,125
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	280,000	359,800
Development Bank of Mongolia LLC (Mongolia), REGS, Sr. Unsec. Euro Notes, 5.75%, 03/21/17(b)	200,000	209,235
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	327,893	372,159
Egypt Government International Bond (Egypt), Sr. Unsec. Notes, 5.75%, 04/29/20(b)	300,000	287,250
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 7.63%, 03/29/41	350,000	410,375
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 7.75%, 01/17/38(b)	400,000	578,000
Unsec. Notes, 3.75%, 04/25/22(b)	200,000	210,000
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.63%, 02/01/22(b)	200,000	249,750
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	260,000	278,766
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	480,000	568,800
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	400,000	424,000
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	200,000	333,500
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 6.38%, 10/23/34	400,000	535,000
5.00%, 01/13/37	300,000	353,250

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	$200,000	$194,000
5.00%, 03/23/22	405,000	466,762
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21(b)	700,000	511,000
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 5.25%, 11/21/17(b)	200,000	211,000
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22(b)	160,000	193,237
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	300,000	325,500
REGS, Euro Notes, 7.40%, 01/22/15(b)	250,000	268,750
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes, 6.25%, 09/26/22	550,000	672,375
6.75%, 05/30/40	350,000	460,688
Unsec. Global Notes, 6.00%, 01/14/41	200,000	238,750
Ukraine Government International Bond (Ukraine), Sr. Unsec. Notes, 7.80%, 11/28/22(b)	200,000	208,000
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	575,000	582,187
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	327,038	454,583
Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	370,000	375,550
REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	1,000,000	865,000
11.95%, 08/05/31(b)	320,000	368,800
Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	200,000	228,758
Vnesheconcombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	230,500
Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	263,429
		13,282,754

Specialized Consumer Services–0.02%

Sotheby’s, Sr. Unsec. Gtd. Notes, 5.25%, 10/01/22(b)	45,000	46,688

	Principal Amount	Value

Specialized Finance–1.38%

Air Lease Corp., Sr. Unsec. Global Notes, 5.63%, 04/01/17	$210,000	$222,600
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	227,000	225,297
Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	175,000	190,313
Sr. Unsec. Global Notes, 6.75%, 04/15/17	310,000	343,325
7.63%, 04/15/20	95,000	110,081
CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	335,000	360,125
5.00%, 08/15/22	130,000	137,475
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	415,000	446,125
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/19	260,000	280,069
5.88%, 08/15/22	60,000	64,725
8.75%, 03/15/17	500,000	589,687
Sr. Unsec. Notes, 8.25%, 12/15/20	80,000	98,200
		3,068,022

Specialized REIT’s–0.18%

Felcor Lodging L.P., Sr. Sec. Notes, 5.63%, 03/01/23(b)	50,000	50,875
Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.25%, 03/15/22	150,000	165,188
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	170,000	187,425
		403,488

Specialty Chemicals–0.31%

Ashland Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/22(b)	45,000	46,350
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	150,000	148,125
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	295,000	328,187
PQ Corp., Sr. Sec. Notes, 8.75%, 05/01/18(b)	165,000	174,900
		697,562

Specialty Stores–0.15%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	295,000	324,500

Steel–0.63%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.75%, 02/25/22	40,000	44,135
Evraz Group S.A. (Russia), Unsec. Notes, 7.40%, 04/24/17(b)	200,000	213,889

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Principal Amount	Value

Steel–(continued)

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 8.25%, 11/01/19(b)	$265,000	$288,188
Severstal OAO Via Steel Capital S.A. (Russia), Sr. Unsec. Notes, 5.90%, 10/17/22(b)	200,000	205,946
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	280,000	303,800
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Sr. Unsec. Notes, 7.38%, 02/01/20(b)	154,000	161,315
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	60,000	64,800
Sr. Unsec. Notes,
7.00%, 02/01/18	105,000	113,400
		1,395,473

Technology Distributors–0.06%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	125,000	133,438

Tires & Rubber–0.09%

Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	199,657

Trading Companies & Distributors–0.19%

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/18	280,000	305,200
United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	10,000	10,800
Sr. Unsec. Global Notes,
8.25%, 02/01/21	100,000	114,500
		430,500

Trucking–0.52%

Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Floating Rate Global Notes,
2.81%, 05/15/14(c)	195,000	195,000
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	320,000	356,800
Sr. Unsec. Gtd. Notes,
4.88%, 11/15/17(b)	30,000	30,600
HDTFS Inc.,
Sr. Unsec. Gtd. Notes,
5.88%, 10/15/20(b)	10,000	10,750
6.25%, 10/15/22(b)	25,000	27,187
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	500,000	545,000
		1,165,337

	Principal Amount	Value

Wireless Telecommunication Services–2.15%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	$120,000	$130,350
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	675,000	703,687
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	200,000	223,000
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	50,000	53,625
7.88%, 09/01/18	500,000	543,125
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	150,000	159,000
Sistema International Funding S.A. (Russia), Unsec. Notes, 6.95%, 05/17/19(b)	300,000	327,052
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	510,000	519,563
6.90%, 05/01/19	60,000	65,325
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	115,000	116,150
7.00%, 08/15/20	60,000	65,175
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	40,000	46,600
9.00%, 11/15/18(b)	500,000	620,000
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	400,000	458,520
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 7.25%, 02/15/18(b)	200,000	211,500
11.75%, 07/15/17(b)	500,000	541,250
		4,783,922
Total U.S. Dollar Denominated Bonds and Notes (Cost $ 86,432,352)		92,134,415

	Shares

Preferred Stocks–35.59%

Asset Management & Custody Banks–0.56%

Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	6,900	178,710
Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	4,100	115,374
Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	15,300	409,581
Bank of New York Mellon Corp. (The) 5.20% Pfd.	11,800	295,590
State Street Corp., Series C, 5.25% Pfd.	10,100	253,409
		1,252,664

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Cable & Satellite–0.07%

Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	6,100	$154,025

Consumer Finance–1.59%

Ally Financial Inc., 7.30% Sr. Unsec. Pfd.	26,400	670,560
7.38% Sr. Pfd.	24,300	612,603
Capital One Financial Corp., Series B, 6.00% Pfd.	17,700	444,447
Discover Financial Services, Series B, 6.50% Pfd.	10,600	270,300
GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	48,700	1,298,829
SLM Corp., 6.00% Sr. Unsec. Pfd.	9,400	231,240
		3,527,979

Diversified Banks–7.32%

Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	36,500	928,195
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	78,400	2,028,208
HSBC Holdings PLC (United Kingdom), 8.13% Unsec. Sub. Pfd.	46,600	1,187,368
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	118,600	3,299,452
Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	17,500	484,750
Royal Bank of Scotland PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	22,300	520,928
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	87,790	2,153,489
Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Gtd. Sub. Pfd.	18,700	518,738
US Bancorp, Series F, 6.50% Pfd.	52,900	1,519,288
Wells Fargo & Co., 5.20% Pfd.	30,400	759,392
Wells Fargo & Co., Series J, 8.00% Pfd.	85,200	2,523,624
Wells Fargo & Co., Series O, 5.13% Pfd.	13,200	328,944
		16,252,376

Diversified Capital Markets–1.63%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Gtd. Sub. Pfd.	56,800	1,581,312
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Gtd. Sub. Pfd.	72,000	2,047,680
		3,628,992

Diversified REIT’s–0.54%

PS Business Parks, Inc., Series S, 6.45% Pfd.	11,800	307,744
Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	12,200	332,572
Vornado Realty Trust, Series J, 6.88% Pfd.	20,300	549,927
		1,190,243

	Shares	Value

Electric Utilities–1.64%

Alabama Power Co., 5.63% Pfd.	13,700	$351,492
BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	5,100	130,356
Constellation Energy Group Inc., Series A, 8.63% Jr. Unsec. Gtd. Sub. Pfd.	9,100	234,871
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	10,600	264,470
Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	4,200	109,032
Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	10,600	292,666
Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	9,100	257,166
Interstate Power & Light Co., Series B, 8.38% Pfd.	1,400	36,050
NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Gtd. Sub. Pfd.	7,400	182,040
NextEra Energy Capital Holdings Inc., Series F, 8.75% Jr. Unsec. Gtd. Sub. Pfd.	9,500	257,450
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Gtd. Sub. Pfd.	16,700	443,051
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Gtd. Sub. Pfd.	12,700	330,200
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	30,190
SCE Trust I, 5.63% Jr. Gtd. Sub. Pfd.	20,300	524,755
Xcel Energy Inc., 7.60% Jr. Unsec. Sub. Pfd.	8,100	205,740
		3,649,529

Industrial Conglomerates–0.25%

General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	21,800	549,578

Industrial Machinery–0.18%

Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	15,200	393,832

Integrated Telecommunication Services–0.52%

Qwest Corp.,
7.00% Sr. Unsec. Pfd.	11,200	299,152
7.00% Sr. Unsec. Pfd.	8,100	215,541
7.38% Sr. Unsec. Pfd.	11,200	303,184
7.50% Sr. Unsec. Pfd.	12,200	331,840
		1,149,717

Investment Banking & Brokerage–1.63%

BGC Partners Inc., 8.13% Sr. Pfd.	1,100	28,875
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	9,800	259,308
Goldman Sachs Group Inc. (The), Series I, 5.95% Pfd.	26,400	652,080
Goldman Sachs Group, Inc. (The),
6.13% Sr. Unsec. Pfd.	14,200	371,756
6.50% Sr. Unsec. Pfd.	20,300	555,814
Goldman Sachs Group, Inc. (The), Series B, 6.20% Pfd.	8,100	205,011
Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	46,600	1,176,650
Raymond James Financial Inc., 6.90% Sr. Pfd.	7,100	192,978
Stifel Financial Corp., 6.70% Sr. Pfd.	6,600	176,286
		3,618,758

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Life & Health Insurance–2.09%

Aegon N.V. (Netherlands),
6.38% Unsec. Sub. Pfd.	50,800	$1,330,452
8.00% Jr. Unsec. Sub. Pfd.	19,300	539,049
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	10,100	257,449
MetLife Inc., Series B, 6.50% Pfd.	33,500	855,255
Principal Financial Group Inc., Series B, 6.52% Pfd.	11,200	298,256
Protective Life Corp., 6.25% Jr. Unsec. Sub. Pfd.	10,900	280,348
Prudential Financial Inc.,
5.75% Jr. Unsec. Sub. Pfd.	13,200	334,488
9.00% Jr. Sub. Pfd.	16,200	420,390
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	11,200	285,264
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,700	43,350
		4,644,301

Multi-Line Insurance–1.29%

Allianz SE (Germany), 8.38% Unsec. Sub. Pfd.	38,500	993,781
American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	9,900	263,736
American International Group Inc., 7.70% Jr. Unsec. Sub. Deb. Pfd.	34,500	893,895
Aviva PLC (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	8,100	228,744
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	16,835	488,215
		2,868,371

Multi-Utilities–0.30%

Dominion Resources Inc., Series A, 8.38% Pfd.	13,900	377,246
DTE Energy Co., 6.50% Jr. Sub. Deb. Pfd.	9,700	262,773
SCANA Corp., 7.70% Jr. Sub. Pfd.	1,400	38,024
		678,043

Office REIT’s–0.36%

Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,400	37,310
CommonWealth REIT, 5.75% Sr. Unsec. Pfd.	9,100	222,950
Digital Realty Trust Inc., Series F, 6.63% Pfd.	9,500	251,750
Kilroy Realty Corp., Series G, 6.88% Pfd.	1,000	25,880
Kilroy Realty Corp., Series H, 6.38% Pfd.	2,000	50,000
SL Green Realty Corp., Series I, 6.50% Pfd.	8,600	218,096
		805,986

Office Services & Supplies–0.02%

Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	2,200	55,330

Oil & Gas Exploration & Production–0.11%

Nexen Inc. (Canada), 7.35% Sr. Unsec. Sub. Pfd.	9,300	235,290

	Shares	Value

Oil & Gas Refining & Marketing–0.10%

NuStar Logistics L.P., 7.63% Sr. Unsec. Gtd. Sub. Pfd.	8,500	$219,980

Other Diversified Financial Services–10.27%

BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	14,200	358,550
Bank of America Corp., Series 3, 6.38% Pfd.	20,300	511,560
Bank of America Corp., Series 8, 8.63% Pfd.	88,900	2,296,287
Bank of America Corp., Series D, 6.20% Pfd.	16,200	408,240
Bank of America Corp., Series H, 8.20% Pfd.	77,000	1,953,490
Bank of America Corp., Series I, 6.63% Pfd.	14,200	377,010
Bank of America Corp., Series J, 7.25% Pfd.	38,500	976,745
Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	156,700	4,365,662
Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	28,400	712,272
Credit Suisse AG/Guernsey (Switzerland), 7.90% Jr. Unsec. Sub. Pfd.	30,900	787,950
General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	11,600	293,988
ING Groep NV (Netherlands),
7.38% Unsec. Sub. Pfd.	53,700	1,359,684
8.50% Unsec. Sub. Pfd.	93,200	2,437,180
JPMorgan Chase & Co., Series J, 8.63% Pfd.	95,300	2,455,881
JPMorgan Chase & Co., Series O, 5.50% Pfd.	46,600	1,163,602
JPMorgan Chase Capital XXIX, 6.70% Jr. Sub. Pfd.	42,600	1,111,860
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	48,700	1,229,188
		22,799,149

Property & Casualty Insurance–0.58%

Allstate Corp. (The), 5.10% Jr. Unsec. Sub. Pfd.	10,600	270,618
Arch Capital Group Ltd., Series C, 6.75% Pfd.	6,900	185,265
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,700	42,534
Aspen Insurance Holdings Ltd., 7.25% Pfd.	4,500	120,870
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	8,700	218,022
Axis Capital Holdings Ltd., Series A, 7.25% Pfd.	2,600	67,158
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	8,100	221,130
Berkley W.R. Capital Trust II, 6.75% Jr. Gtd. Sub. Pfd.	5,100	128,418
Selective Insurance Group Inc., 7.50% Jr. Sub. Pfd.	1,000	25,400
		1,279,415

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

	Shares	Value

Real Estate Operating Companies–0.05%

Forest City Enterprises Inc., 7.38% Sr. Unsec. Pfd.	4,600	$113,758

Regional Banks–1.81%

BB&T Corp., 5.85% Pfd.	20,300	524,552
BB&T Corp., Series E, 5.63% Pfd.	20,300	516,635
City National Corp., Series C, 5.50% Sub. Pfd.	2,700	66,933
First Niagara Financial Group Inc., Series B, 8.63% Sec. Pfd.	7,400	220,298
First Republic Bank, Series A, 6.70% Pfd.	3,900	105,690
First Republic Bank, Series B, 6.20% Pfd.	3,900	102,570
PNC Financial Services Group Inc., Series P, 6.13% Pfd.	36,500	987,690
Regions Financial Corp., Series A, 6.38% Pfd.	10,100	251,288
SunTrust Banks Inc., Series E, 5.88% Pfd.	9,100	225,680
TCF Financial Corp., 7.50% Pfd.	1,900	51,300
TCF Financial Corp., Series B, 6.45% Pfd.	2,300	57,500
Webster Financial Corp., Series E, 6.40% Pfd.	2,600	65,182
Zions Bancorp., Series C, 9.50% Pfd.	32,630	852,948
		4,028,266

Reinsurance–0.69%

Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	4,100	112,381
Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	4,700	129,203
Everest Re Capital Trust II, Series B, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	4,900	124,362
Maiden Holdings Ltd., Series A, 8.25% Pfd.	7,200	190,368
Montpelier Re Holdings Ltd., 8.88% Pfd.	3,000	82,020
PartnerRe Ltd., Series E, 7.25% Pfd.	16,400	452,640
Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Variable Rate Pfd.(c)	8,100	218,457
RenaissanceRe Holdings Ltd., Series D, 6.60% Pfd.	8,450	214,292
		1,523,723

Retail REIT’s–0.59%

DDR Corp., Class J, 6.50% Pfd.	8,200	204,180
Kimco Realty Corp., Series I, 6.00% Pfd.	19,800	513,414
National Retail Properties Inc., Series D, 6.63% Pfd.	4,400	114,972
Realty Income Corp., Series E, 6.75% Pfd.	5,600	143,696
Realty Income Corp., Series F, 6.63% Pfd.	7,400	197,580
Regency Centers Corp., Series 6, 6.63% Pfd.	5,100	134,079
		1,307,921

		Shares	Value

Specialized Finance–0.17%

KKR Financial Holdings LLC, Series A, 7.38% Pfd.		6,400	$161,280
KKR Financial Holdings LLC., 8.38% Pfd.		7,600	216,220
			377,500

Specialized REIT’s–0.92%

Health Care REIT, Inc., Series J, 6.50% Pfd.		5,800	152,540
Hospitality Properties Trust, Series D, 7.13% Pfd.		9,300	248,775
Public Storage, Series Q, 6.50% Pfd.		53,700	1,461,177
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.		7,100	174,518
			2,037,010

Specialty Properties–0.02%

EPR Properties, Series F, 6.63% Pfd.		1,900	47,443

Wireless Telecommunication Services–0.29%

Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.		17,000	458,490
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.		7,200	192,096
			650,586
Total Preferred Stocks (Cost $76,795,085)			79,039,765

		Principal Amount

U.S. Treasury Securities–14.05%

U.S. Treasury Bills–0.43%

0.13%, 05/30/13(f)(g)		$950,000	949,766

U.S. Treasury STRIPS–13.62%

2.89%, 11/15/40(f)		1,700,000	675,715
3.04%, 11/15/40(f)		7,900,000	3,140,088
3.13%, 11/15/40(f)		7,500,000	2,981,097
3.15%, 11/15/40(f)		18,350,000	7,293,749
3.16%, 11/15/40(f)		2,200,000	874,455
3.23%, 11/15/40(f)		14,100,000	5,604,461
3.25%, 11/15/40(f)		2,500,000	993,699
3.28%, 11/15/40(f)		18,000,000	7,154,632
3.31%, 11/15/40(f)		3,850,000	1,530,296
			30,248,192
Total U.S. Treasury Securities (Cost $32,458,920)			31,197,958

Non-U.S. Dollar Denominated Bonds & Notes–1.87%(h)

Broadcasting–0.13%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	150,000	215,397
CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	74,175
			289,572

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

		Principal Amount	Value

Casinos & Gaming–0.40%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	$134,772
Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	170,000	189,291
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	125,000	208,658
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	335,000	351,863
			884,584

Construction & Engineering–0.06%

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	143,428

Construction Materials–0.10%

Cemex Finance Europe B.V. (Mexico), Sr. Unsec. Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	68,625
Spie BondCo 3 SCA, (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	105,000	158,263
			226,888

Electric Utilities–0.13%

RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	9,000,000	298,819

Food Retail–0.10%

R&R Ice Cream PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	150,000	221,609

Health Care Technology–0.10%

Cegedim S.A. (France), Sr. Unsec. Euro Bonds, 7.00%, 07/27/15	EUR	150,000	213,869

Metal & Glass Containers–0.07%

Greif Luxembourg Finance SCA (United States), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	100,000	154,801

Multi-Sector Holdings–0.06%

KM Germany Holdings GmbH (Germany), Sr. Sec. Gtd. Notes, 8.75%, 12/15/20(b)	EUR	100,000	143,259

Other Diversified Financial Services–0.17%

TVN Finance Corp II AB (Poland), Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	250,000	369,179

		Principal Amount	Value

Sovereign Debt–0.49%

Inter-American Development Bank (Supranational), Series 382, Medium-Term Euro Notes, 7.05%, 01/23/14	BRL	1,100,000	$560,815
Mexican Bonos (Mexico), Series M20, Bonds, 7.50%, 06/03/27	MXN	5,600,000	525,611
			1,086,426

Steel–0.06%

Schmolz + Bickenbach Luxembourg S.A. (Switzerland), Sr. Sec. Gtd. Notes, 9.88%, 05/15/19(b)	EUR	100,000	123,569
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,961,746)			4,156,003

		Shares

Money Market Funds–2.92%

Liquid Assets Portfolio –Institutional Class (i)		3,241,434	3,241,434
Premier Portfolio –Institutional Class (i)		3,241,434	3,241,434
Total Money Market Funds (Cost $6,482,868)			6,482,868
TOTAL INVESTMENTS–95.91% (Cost $206,130,971)			213,011,009
OTHER ASSETS LESS LIABILITIES–4.09%			9,085,133
NET ASSETS–100.00%			$222,096,142

Investment Abbreviations:

BRL	—Brazilian Real

CAD	—Canadian Dollar

Ctfs.	—Certificates

Deb.	—Debentures

EUR	—Euro

GBP	—British Pound

Gtd.	—Guaranteed

Jr.	—Junior

MXN.	—Mexican Peso

Pfd.	—Preferred

PIK	—Payment in Kind

REGS	—Regulation S

REIT	—Real Estate Investment Trust

RUB	—Russian Ruble

Sec.	—Secured

Sr.	—Senior

STRIPS	—Separately Traded Registered Interest and Principal Security

Sub.	—Subordinated

Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2013 was $41,406,177, which represented 18.64% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2013.

(d)	Perpetual bond with no specified maturity date.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	A portion of the principle balance was designated as collateral for open credit default swap agreements. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Premium Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Premium Income Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed.

Invesco Premium Income Fund

E.	Foreign Currency Contracts – (continued)

When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco Premium Income Fund

G.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Premium Income Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$83,883,372	$1,639,261	$--	$85,522,633
U.S. Treasury Securities	--	31,197,958	--	31,197,958
Corporate Debt Securities	--	81,921,238	--	81,921,238
Foreign Government Debt Securities	--	14,369,180	--	14,369,180
	$83,883,372	$129,127,637	$--	$213,011,009
Foreign Currency Contracts*	--	(125,709)	--	(125,709)
Futures*	(1,672,548)	--	--	(1,672,548)
Swap Agreements*	--	227,622	--	227,622
Total Investments	$82,210,824	$129,229,550	$--	$211,440,374

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2013:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk
Credit default swaps	$227,622	$-
Currency risk
Foreign currency contracts	1,859	(127,568)
Interest rate risk
Futures contracts(a)	-	(1,672,548)

(a)	Includes cumulative depreciation of futures contracts.

Effect of Derivative Instruments for the three months ended January 31, 2013

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures*	Foreign Currency Contracts*	Swap Agreements*
Realized Gain (Loss)
Credit risk	$-	$-	$ 164,291
Currency risk	-	(4,222)	-
Interest rate risk	348,857	-	-
Change in Unrealized Appreciation (Depreciation)
Credit risk	$-	$-	$108,622
Currency risk	-	(90,452)	-
Interest rate risk	(1,637,566)	-	-
Total	$ (1,288,709)	$ (94,674)	$272,913

* The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $40,011,896, $2,136,250 and $6,880,000, respectively.

Invesco Premium Income Fund

Open Futures Contracts(a)
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S Treasury 30 Year Bonds	310	March-2013	$44,475,313	$(1,672,548)
(a)	Futures collateralized by $850,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
02/08/13	RBC Dain Rauscher	USD	99,987	EUR	75,000	$101,846	$1,859
02/08/13	RBC Dain Rauscher	EUR	1,669,000	USD	2,138,842	2,266,410	(127,568)
Total open foreign currency contracts							$(125,709)

Closed Foreign Currency Contracts
							Realized
Closed		Contract to				Notional	Gain
Date	Counterparty	Deliver		Receive		Value	(Loss)
11/19/12	RBC Dain Rauscher	USD	48,536	EUR	38,000	$48,666	$(130)
Total closed foreign currency contracts							$(130)
Total foreign currency contracts							$(125,839)

Currency Abbreviations:

EUR -- Euro

USD -- U.S. Dollar

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation
JPMorgan Chase N.A	CDX North America, High Yield Index Series 17	Sell	5.00%	12/20/16	3.75%	$2,880,000	$101,146	$227,622
(a)	Implied credit spreads represent the current level as of January 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Invesco Premium Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $54,639,094 and $20,588,264, respectively. During the same period, purchases of U.S. Treasury obligations were $10,054,199. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,026,033
Aggregate unrealized (depreciation) of investment securities	(1,781,892)
Net unrealized appreciation of investment securities	$6,244,141
Cost of investments for tax purposes is $206,766,868.

Invesco Premium Income Fund

Invesco Select Companies Fund
Quarterly Schedule of Portfolio Holdings January 31, 2013

invesco.com/us SCO-QTR-1 01/13 Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–72.46%

Aerospace & Defense–1.87%

Cubic Corp.	520,270	$24,452,690

Aluminum–0.00%

Cymat Technologies Ltd. (Canada)(b)	2,497,500	62,607

Apparel, Accessories & Luxury Goods–0.15%

Hampshire Group, Ltd. (b)(c)	592,824	1,926,678

Application Software–2.41%

Solera Holdings Inc.	573,968	31,459,186

Automotive Retail–4.27%

America’s Car-Mart, Inc. (b)(c)	643,279	25,615,370
Lithia Motors, Inc. -Class A	696,888	30,154,344
		55,769,714

Commodity Chemicals–1.34%

Chemtrade Logistics Income Fund (Canada)	1,045,784	17,522,361

Computer Storage & Peripherals– 1.44%

Synaptics Inc. (b)	535,314	18,778,815

Data Processing & Outsourced Services–9.18%

Alliance Data Systems Corp. (b)	442,278	69,703,013
Lender Processing Services, Inc.	2,090,321	50,251,317
		119,954,330

Education Services–4.20%

American Public Education Inc. (b)(c)	1,423,005	54,828,383

Electrical Components & Equipment–3.47%

Regal-Beloit Corp.	611,538	45,351,658

Health Care Supplies–6.05%

Alere, Inc. (b)	2,202,288	46,820,643
Cooper Cos., Inc. (The)	317,539	32,182,577
		79,003,220

Internet Retail–0.59%

Nutrisystem, Inc.	852,502	7,698,093

Investment Companies–Exchange Traded Funds–0.00%

Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0) (b)(d)	69,374	0

	Shares	Value

IT Consulting & Other Services– 3.69%

Booz Allen Hamilton Holding Corp.	3,224,349	$44,689,477
NCI, Inc. -Class A (b)(c)	677,418	3,563,219
		48,252,696

Leisure Products–1.26%

MEGA Brands Inc. (Canada)(b)(c)	1,328,164	14,289,778
MEGA Brands Inc. -Wts. expiring 03/30/15 (Canada)(e)	12,488,000	2,128,707
		16,418,485

Life Sciences Tools & Services– 4.54%

Charles River Laboratories International, Inc. (b)	1,434,633	59,279,036

Oil & Gas Equipment & Services– 3.86%

ION Geophysical Corp. (b)	7,427,900	50,509,720

Oil & Gas Exploration & Production– 2.45%

Ultra Petroleum Corp. (b)	1,759,949	32,066,271

Publishing–3.10%

John Wiley & Sons, Inc. -Class A	1,059,235	40,568,700

Real Estate Services–3.27%

FirstService Corp. (Canada)(b)(c)	1,450,295	42,681,398

Semiconductors–9.46%

International Rectifier Corp. (b)(c)	4,665,228	90,925,294
Microsemi Corp. (b)	1,560,334	32,642,187
		123,567,481

Systems Software–4.54%

Rovi Corp. (b)	3,434,643	59,384,977

Trucking–1.32%

Con-way Inc.	550,873	17,286,395
Total Common Stocks & Other Equity Interests (Cost $889,533,790)		946,822,894

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.48%

Leisure Products–0.48%

MEGA Brands Inc., (Canada), Class A Sr. Sec. Gtd. Deb. 10.00% 03/31/15 (Cost $5,728,135)(f)	CAD 5,880,503	6,331,284

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

	Shares	Value

Preferred Stock–0.15%

Real Estate Services–0.15%

FirstService Corp., (Canada) Series 1, 7.00%, Pfd. (Cost $1,880,000)	75,200	$1,935,648

Money Market Funds–26.82%

Liquid Assets Portfolio –Institutional Class (g)	175,184,748	175,184,748
Premier Portfolio –Institutional Class (g)	175,184,749	175,184,749
Total Money Market Funds (Cost $350,369,497)		350,369,497
TOTAL INVESTMENTS–99.91% (Cost $1,247,511,422)		1,305,459,323
OTHER ASSETS LESS LIABILITIES–0.09%		1,168,502
NET ASSETS–100.00%		$1,306,627,825

Investment Abbreviations:

CAD	—Canadian Dollar
Deb.	—Debentures
Gtd.	—Guaranteed
Pfd.	—Preferred
Sec.	—Secured
Sr.	—Senior
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2013 was $233,830,120, which represented 17.90% of the Fund’s Net Assets. See Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	Non-income producing security acquired through a corporate action.

(f)	Foreign denominated security. Principal amount is denominated in currency indicated.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.
Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                         Invesco Select Companies Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

                                         Invesco Select Companies Fund

E.	Foreign Currency Contracts – (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,299,128,039	$--	$0	$1,299,128,039
Foreign Corporate Debt Securities	--	6,331,284	--	6,331,284
Total Investments	$1,299,128,039	$6,331,284	$0	$1,305,459,323

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2013.

	Value 10/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/13	Dividend Income
America’s Car-Mart, Inc.	$836,640	$23,982,007	$--	$796,723	$--	$25,615,370	$--
American Public Education Inc.	51,840,072	--	--	2,988,311	--	54,828,383	--
FirstService Corp.	41,679,649	--	--	1,001,749	--	42,681,398	--
Hampshire Group, Ltd.	1,659,907	--	--	266,771	--	1,926,678	--
International Rectifier Corp.	72,264,382	--	--	18,660,912	--	90,925,294	--
MEGA Brands Inc.	12,935,968	--	--	1,353,810	--	14,289,778	--
NCI, Inc. –Class A	3,807,089	--	--	(243,870)	--	3,563,219	--
Total	$185,023,707	$23,982,007	$--	$24,824,406	$--	$233,830,120	$--

                                         Invesco Select Companies Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2013 was $60,089,575 and $79,360,408, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$171,347,122
Aggregate unrealized (depreciation) of investment securities	(117,292,230)
Net unrealized appreciation of investment securities	$54,054,892
Cost of investments for tax purposes is $1,251,404,431.

                                         Invesco Select Companies Fund

Item 2.   Controls and Procedures.

(a)	As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule

30a-2(a) under the Investment Company Act of 1940, as amended.